UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08071

Lazard Retirement Series, Inc.

(Exact name of registrant as specified in charter)

30 Rockefeller Plaza

New York, New York 10112

(Address of principal executive offices) (Zip code)

Mark R. Anderson, Esq.

Lazard Asset Management LLC

30 Rockefeller Plaza

New York, New York 10112

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 632-6000

Date of fiscal year end: 12/31

Date of reporting period: 12/31/25

ITEM 1. REPORTS TO STOCKHOLDERS.

Lazard Retirement US Small Cap Equity Select Portfolio

Service Shares

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the Lazard Retirement US Small Cap Equity Select Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last year?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$111	1.10%

How did the Portfolio perform last year and what affected its performance?

  Stock selection in the information technology and the consumer staples sectors contributed to performance. Shares of optical laser producer Lumentum rose after the company reported solid earnings results, driven by strong margin performance and new customer wins.

  Shares of Coherent, a global leader in lasers and semiconductors, particularly optical transceivers (small components that reliably connect switches and servers in a data center), rose after reporting earnings results and amid encouraging artificial intelligence capex momentum.

  Weak stock selection within the health care and consumer discretionary sectors hurt performance in the year. Shares of clinical-stage biopharmaceutical company Janux fell amid several setbacks for one of its prostate cancer treatments during the year. The position was sold in December.

  Shares of medical equipment company Enovis fell amid a surprising demand slowdown within the US for joint replacements, coupled with slower than expected synergy realization from the company’s large European acquisition completed in 2024.

Portfolio Performance

	Service Shares	Russell 3000 Index	Russell 2000 Index
12/15	$10,000	$10,000	$10,000
1/16	$9,229	$9,436	$9,121
2/16	$9,337	$9,433	$9,120
3/16	$10,014	$10,097	$9,848
4/16	$10,027	$10,159	$10,003
5/16	$10,135	$10,341	$10,228
6/16	$9,986	$10,362	$10,222
7/16	$10,487	$10,774	$10,832
8/16	$10,605	$10,801	$11,023
9/16	$10,562	$10,818	$11,146
10/16	$10,362	$10,584	$10,616
11/16	$11,235	$11,058	$11,800
12/16	$11,578	$11,274	$12,131
1/17	$11,550	$11,486	$12,179
2/17	$11,793	$11,913	$12,414
3/17	$11,721	$11,921	$12,430
4/17	$11,693	$12,047	$12,566
5/17	$11,850	$12,171	$12,311
6/17	$12,065	$12,280	$12,736
7/17	$12,094	$12,512	$12,831
8/17	$11,991	$12,536	$12,668
9/17	$12,577	$12,842	$13,458
10/17	$12,757	$13,122	$13,573
11/17	$13,132	$13,521	$13,964
12/17	$13,193	$13,656	$13,908
1/18	$13,478	$14,375	$14,271
2/18	$12,908	$13,846	$13,718
3/18	$13,019	$13,568	$13,896
4/18	$13,240	$13,619	$14,016
5/18	$13,605	$14,004	$14,867
6/18	$13,716	$14,095	$14,973
7/18	$14,064	$14,563	$15,234
8/18	$14,406	$15,074	$15,891
9/18	$14,156	$15,099	$15,509
10/18	$12,509	$13,988	$13,824
11/18	$12,892	$14,268	$14,044
12/18	$11,446	$12,940	$12,376
1/19	$12,616	$14,050	$13,768
2/19	$13,165	$14,545	$14,484
3/19	$13,076	$14,757	$14,181
4/19	$13,732	$15,346	$14,662
5/19	$12,882	$14,353	$13,522
6/19	$13,892	$15,361	$14,478
7/19	$14,016	$15,590	$14,561
8/19	$13,607	$15,272	$13,842
9/19	$14,113	$15,540	$14,130
10/19	$14,438	$15,874	$14,502
11/19	$14,583	$16,478	$15,099
12/19	$14,872	$16,954	$15,535
1/20	$14,565	$16,935	$15,037
2/20	$13,390	$15,549	$13,771
3/20	$10,264	$13,410	$10,779
4/20	$11,691	$15,187	$12,259
5/20	$12,414	$15,999	$13,057
6/20	$12,396	$16,364	$13,519
7/20	$12,974	$17,294	$13,893
8/20	$13,331	$18,546	$14,676
9/20	$12,823	$17,871	$14,185
10/20	$13,096	$17,485	$14,482
11/20	$14,970	$19,613	$17,152
12/20	$15,878	$20,495	$18,635
1/21	$16,073	$20,404	$19,573
2/21	$17,264	$21,042	$20,793
3/21	$17,820	$21,796	$21,002
4/21	$18,698	$22,919	$21,443
5/21	$18,718	$23,024	$21,487
6/21	$18,571	$23,592	$21,903
7/21	$18,240	$23,991	$21,113
8/21	$18,524	$24,675	$21,585
9/21	$17,997	$23,568	$20,948
10/21	$18,818	$25,162	$21,839
11/21	$17,997	$24,779	$20,929
12/21	$19,033	$25,754	$21,397
1/22	$18,006	$24,239	$19,337
2/22	$18,124	$23,628	$19,543
3/22	$18,075	$24,395	$19,787
4/22	$17,000	$22,206	$17,826
5/22	$16,970	$22,176	$17,853
6/22	$15,318	$20,321	$16,384
7/22	$16,863	$22,227	$18,095
8/22	$16,158	$21,398	$17,725
9/22	$14,769	$19,413	$16,026
10/22	$16,237	$21,005	$17,790
11/22	$17,023	$22,102	$18,206
12/22	$16,080	$20,808	$17,024
1/23	$17,377	$22,241	$18,683
2/23	$16,958	$21,721	$18,368
3/23	$16,381	$22,302	$17,490
4/23	$16,014	$22,539	$17,176
5/23	$15,503	$22,627	$17,017
6/23	$16,656	$24,172	$18,401
7/23	$17,482	$25,039	$19,526
8/23	$16,800	$24,555	$18,549
9/23	$16,053	$23,386	$17,457
10/23	$15,215	$22,766	$16,267
11/23	$16,289	$24,889	$17,739
12/23	$17,692	$26,209	$19,906
1/24	$17,312	$26,499	$19,132
2/24	$18,216	$27,934	$20,214
3/24	$18,910	$28,835	$20,937
4/24	$17,796	$27,566	$19,464
5/24	$18,596	$28,868	$20,440
6/24	$18,242	$29,762	$20,251
7/24	$19,251	$30,315	$22,309
8/24	$19,590	$30,975	$21,975
9/24	$19,849	$31,616	$22,129
10/24	$19,400	$31,384	$21,809
11/24	$21,086	$33,471	$24,202
12/24	$19,658	$32,448	$22,203
1/25	$20,732	$33,473	$22,785
2/25	$19,318	$32,831	$21,566
3/25	$17,755	$30,916	$20,098
4/25	$17,198	$30,709	$19,634
5/25	$17,524	$32,655	$20,682
6/25	$18,312	$34,314	$21,807
7/25	$18,543	$35,070	$22,185
8/25	$19,452	$35,882	$23,770
9/25	$19,374	$37,120	$24,509
10/25	$19,560	$37,915	$24,953
11/25	$19,994	$38,020	$25,193
12/25	$20,087	$38,012	$25,046

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Service Shares	2.18%	4.82%	7.22%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 2000 Index	12.81%	6.09%	9.62%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance results do not include adjustments made for financial reporting purposes in accordance with US GAAP, and may differ from financial highlights. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Total Net Assets	$9,226,538
# of Portfolio Holdings	71
Portfolio Turnover Rate	89%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$140,319

Top 10 Holdings (% of Net Assets)

DigitalOcean Holdings, Inc.	3.2%
Zeta Global Holdings Corp., Class A	2.7%
Coherent Corp.	2.4%
Wintrust Financial Corp.	2.3%
Casella Waste Systems, Inc., Class A	2.2%
Floor & Decor Holdings, Inc., Class A	2.2%
First American Financial Corp.	2.2%
First Watch Restaurant Group, Inc.	2.2%
Toro Co.	2.1%
BankUnited, Inc.	2.1%

Sector Allocation (% of Net Assets)

Industrials	20.3%
Information Technology	18.3%
Financials	17.7%
Health Care	16.6%
Consumer Discretionary	11.1%
Energy	4.4%
Materials	3.3%
Communication Services	3.2%
Consumer Staples	2.8%
Other (includes short-term investments)	2.3%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Householding

A single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) may be delivered to investors with the same last name and the same address. If you wish to receive separate copies of such documents, contact (800) 823-6300.

Lazard Retirement Emerging Markets Equity Portfolio

Investor Shares

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the Lazard Retirement Emerging Markets Equity Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last year?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$137	1.13%

How did the Portfolio perform last year and what affected its performance?

  Stock selection in the financials and consumer discretionary sectors boosted relative performance, as did stock selection in Taiwan and Indonesia. Shares of Taiwan Semiconductor Manufacturing Company traded higher on optimism that the contract chipmaker will continue to benefit from strong demand for chips linked to artificial intelligence (AI).

  Higher-than-benchmark exposures to the materials sector and to South Africa and Hungary also contributed. Traders bid up shares of OTP Bank after the Hungary-based lender issued a better-than-expected guidance for 2025.

  Lower-than-benchmark exposures to the real estate and consumer discretionary sectors and to India and Saudi Arabia were beneficial to relative performance.

  Stock selection in the materials sector detracted from relative performance, as did stock selection in South Africa and Brazil. Shares of Brazil-based, state-owned oil producer Petroleo Brasileiro (Petrobras) fell along with the decline in the price of crude oil.

  Higher-than-benchmark exposures to the consumer staples and energy sectors and to Indonesia and Argentina detracted. Shares of Bank Mandiri retreated as part of a broader market sell-off of Indonesia-based lender stocks due to weak macro sentiment, fiscal pressures, and tight liquidity across the country’s banking sector.

  Lower-than-benchmark exposures to the information technology sector and to Poland and Taiwan were detrimental to relative performance.

Portfolio Performance

	Investor Shares	MSCI Emerging Markets Index
12/15	$10,000	$10,000
1/16	$9,736	$9,351
2/16	$9,555	$9,336
3/16	$10,903	$10,571
4/16	$11,244	$10,629
5/16	$10,812	$10,232
6/16	$11,444	$10,641
7/16	$11,986	$11,177
8/16	$12,150	$11,455
9/16	$12,453	$11,602
10/16	$12,537	$11,630
11/16	$11,839	$11,094
12/16	$12,112	$11,119
1/17	$12,732	$11,727
2/17	$13,091	$12,086
3/17	$13,424	$12,391
4/17	$13,659	$12,662
5/17	$13,770	$13,037
6/17	$13,705	$13,168
7/17	$14,449	$13,953
8/17	$14,734	$14,264
9/17	$14,616	$14,208
10/17	$14,957	$14,706
11/17	$14,911	$14,735
12/17	$15,520	$15,264
1/18	$16,778	$16,536
2/18	$16,033	$15,774
3/18	$15,819	$15,480
4/18	$15,360	$15,412
5/18	$14,315	$14,866
6/18	$13,662	$14,248
7/18	$14,062	$14,561
8/18	$13,327	$14,167
9/18	$13,441	$14,092
10/18	$12,733	$12,865
11/18	$13,140	$13,395
12/18	$12,677	$13,040
1/19	$14,123	$14,182
2/19	$13,686	$14,214
3/19	$13,611	$14,333
4/19	$13,925	$14,635
5/19	$13,304	$13,573
6/19	$14,000	$14,420
7/19	$13,707	$14,244
8/19	$12,992	$13,549
9/19	$13,467	$13,808
10/19	$13,991	$14,390
11/19	$13,984	$14,370
12/19	$15,004	$15,443
1/20	$14,094	$14,723
2/20	$13,116	$13,946
3/20	$10,436	$11,798
4/20	$11,153	$12,879
5/20	$11,373	$12,978
6/20	$11,690	$13,932
7/20	$12,289	$15,176
8/20	$12,143	$15,512
9/20	$11,951	$15,263
10/20	$11,930	$15,578
11/20	$13,663	$17,018
12/20	$14,849	$18,269
1/21	$14,863	$18,829
2/21	$15,168	$18,974
3/21	$15,594	$18,687
4/21	$15,758	$19,152
5/21	$16,581	$19,596
6/21	$16,468	$19,630
7/21	$15,807	$18,309
8/21	$16,232	$18,788
9/21	$15,760	$18,042
10/21	$15,782	$18,220
11/21	$15,092	$17,477
12/21	$15,709	$17,805
1/22	$16,043	$17,468
2/22	$15,325	$16,946
3/22	$15,078	$16,563
4/22	$14,265	$15,642
5/22	$14,744	$15,711
6/22	$13,306	$14,667
7/22	$13,459	$14,631
8/22	$13,299	$14,692
9/22	$11,897	$12,969
10/22	$12,040	$12,567
11/22	$13,729	$14,431
12/22	$13,359	$14,228
1/23	$14,566	$15,351
2/23	$14,045	$14,356
3/23	$14,422	$14,791
4/23	$14,558	$14,623
5/23	$14,234	$14,377
6/23	$15,146	$14,923
7/23	$15,787	$15,852
8/23	$15,099	$14,876
9/23	$14,956	$14,487
10/23	$14,662	$13,924
11/23	$15,704	$15,038
12/23	$16,380	$15,626
1/24	$15,807	$14,901
2/24	$16,515	$15,609
3/24	$16,778	$15,996
4/24	$16,881	$16,068
5/24	$17,295	$16,159
6/24	$17,740	$16,796
7/24	$17,900	$16,846
8/24	$18,381	$17,118
9/24	$19,444	$18,261
10/24	$18,282	$17,449
11/24	$17,861	$16,822
12/24	$17,639	$16,799
1/25	$18,414	$17,099
2/25	$18,430	$17,182
3/25	$18,735	$17,291
4/25	$19,222	$17,518
5/25	$20,030	$18,265
6/25	$21,283	$19,363
7/25	$21,415	$19,741
8/25	$21,942	$19,994
9/25	$22,740	$21,424
10/25	$24,057	$22,319
11/25	$24,346	$21,786
12/25	$25,068	$22,437

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Investor Shares	42.12%	11.04%	9.63%
MSCI Emerging Markets Index	33.57%	4.20%	8.42%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance results do not include adjustments made for financial reporting purposes in accordance with US GAAP, and may differ from financial highlights. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Total Net Assets	$416,615,127
# of Portfolio Holdings	88
Portfolio Turnover Rate	30%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$3,373,186

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	4.5%
SK Hynix, Inc.	3.9%
ASE Technology Holding Co. Ltd.	2.6%
China Construction Bank Corp., Class H	2.2%
Wiwynn Corp.	1.8%
Shinhan Financial Group Co. Ltd.	1.7%
Indus Towers Ltd.	1.7%
MediaTek, Inc.	1.7%
KB Financial Group, Inc.	1.6%
Quanta Computer, Inc.	1.6%

Sector Allocation (% of Net Assets)

Financials	25.5%
Information Technology	22.8%
Consumer Discretionary	9.2%
Communication Services	7.9%
Industrials	7.6%
Consumer Staples	6.4%
Energy	5.7%
Materials	5.4%
Health Care	3.2%
Other (includes short-term investments)	6.3%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Householding

A single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) may be delivered to investors with the same last name and the same address. If you wish to receive separate copies of such documents, contact (800) 823-6300.

Lazard Retirement Emerging Markets Equity Portfolio

Service Shares

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the Lazard Retirement Emerging Markets Equity Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last year?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$167	1.38%

How did the Portfolio perform last year and what affected its performance?

  Stock selection in the financials and consumer discretionary sectors boosted relative performance, as did stock selection in Taiwan and Indonesia. Shares of Taiwan Semiconductor Manufacturing Company traded higher on optimism that the contract chipmaker will continue to benefit from strong demand for chips linked to artificial intelligence (AI).

  Higher-than-benchmark exposures to the materials sector and to South Africa and Hungary also contributed. Traders bid up shares of OTP Bank after the Hungary-based lender issued a better-than-expected guidance for 2025.

  Lower-than-benchmark exposures to the real estate and consumer discretionary sectors and to India and Saudi Arabia were beneficial to relative performance.

  Stock selection in the materials sector detracted from relative performance, as did stock selection in South Africa and Brazil. Shares of Brazil-based, state-owned oil producer Petroleo Brasileiro (Petrobras) fell along with the decline in the price of crude oil.

  Higher-than-benchmark exposures to the consumer staples and energy sectors and to Indonesia and Argentina detracted. Shares of Bank Mandiri retreated as part of a broader market sell-off of Indonesia-based lender stocks due to weak macro sentiment, fiscal pressures, and tight liquidity across the country’s banking sector.

  Lower-than-benchmark exposures to the information technology sector and to Poland and Taiwan were detrimental to relative performance.

Portfolio Performance

	Service Shares	MSCI Emerging Markets Index
12/15	$10,000	$10,000
1/16	$9,732	$9,351
2/16	$9,548	$9,336
3/16	$10,892	$10,571
4/16	$11,229	$10,629
5/16	$10,796	$10,232
6/16	$11,427	$10,641
7/16	$11,962	$11,177
8/16	$12,124	$11,455
9/16	$12,424	$11,602
10/16	$12,507	$11,630
11/16	$11,811	$11,094
12/16	$12,078	$11,119
1/17	$12,696	$11,727
2/17	$13,050	$12,086
3/17	$13,378	$12,391
4/17	$13,609	$12,662
5/17	$13,719	$13,037
6/17	$13,648	$13,168
7/17	$14,388	$13,953
8/17	$14,669	$14,264
9/17	$14,553	$14,208
10/17	$14,889	$14,706
11/17	$14,837	$14,735
12/17	$15,439	$15,264
1/18	$16,689	$16,536
2/18	$15,942	$15,774
3/18	$15,726	$15,480
4/18	$15,268	$15,412
5/18	$14,221	$14,866
6/18	$13,573	$14,248
7/18	$13,966	$14,561
8/18	$13,237	$14,167
9/18	$13,342	$14,092
10/18	$12,641	$12,865
11/18	$13,041	$13,395
12/18	$12,574	$13,040
1/19	$14,012	$14,182
2/19	$13,570	$14,214
3/19	$13,497	$14,333
4/19	$13,804	$14,635
5/19	$13,182	$13,573
6/19	$13,878	$14,420
7/19	$13,584	$14,244
8/19	$12,870	$13,549
9/19	$13,342	$13,808
10/19	$13,849	$14,390
11/19	$13,842	$14,370
12/19	$14,855	$15,443
1/20	$13,943	$14,723
2/20	$12,978	$13,946
3/20	$10,324	$11,798
4/20	$11,026	$12,879
5/20	$11,249	$12,978
6/20	$11,553	$13,932
7/20	$12,147	$15,176
8/20	$11,993	$15,512
9/20	$11,806	$15,263
10/20	$11,785	$15,578
11/20	$13,493	$17,018
12/20	$14,666	$18,269
1/21	$14,673	$18,829
2/21	$14,964	$18,974
3/21	$15,387	$18,687
4/21	$15,547	$19,152
5/21	$16,352	$19,596
6/21	$16,234	$19,630
7/21	$15,582	$18,309
8/21	$15,998	$18,788
9/21	$15,531	$18,042
10/21	$15,552	$18,220
11/21	$14,866	$17,477
12/21	$15,467	$17,805
1/22	$15,793	$17,468
2/22	$15,085	$16,946
3/22	$14,845	$16,563
4/22	$14,038	$15,642
5/22	$14,505	$15,711
6/22	$13,090	$14,667
7/22	$13,238	$14,631
8/22	$13,078	$14,692
9/22	$11,701	$12,969
10/22	$11,833	$12,567
11/22	$13,488	$14,431
12/22	$13,129	$14,228
1/23	$14,309	$15,351
2/23	$13,789	$14,356
3/23	$14,162	$14,791
4/23	$14,294	$14,623
5/23	$13,972	$14,377
6/23	$14,866	$14,923
7/23	$15,489	$15,852
8/23	$14,813	$14,876
9/23	$14,666	$14,487
10/23	$14,373	$13,924
11/23	$15,398	$15,038
12/23	$16,053	$15,626
1/24	$15,491	$14,901
2/24	$16,177	$15,609
3/24	$16,431	$15,996
4/24	$16,524	$16,068
5/24	$16,932	$16,159
6/24	$17,364	$16,796
7/24	$17,518	$16,846
8/24	$17,980	$17,118
9/24	$19,023	$18,261
10/24	$17,884	$17,449
11/24	$17,470	$16,822
12/24	$17,247	$16,799
1/25	$17,996	$17,099
2/25	$18,004	$17,182
3/25	$18,306	$17,291
4/25	$18,776	$17,518
5/25	$19,565	$18,265
6/25	$20,784	$19,363
7/25	$20,903	$19,741
8/25	$21,414	$19,994
9/25	$22,184	$21,424
10/25	$23,468	$22,319
11/25	$23,746	$21,786
12/25	$24,450	$22,437

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Service Shares	41.77%	10.76%	9.35%
MSCI Emerging Markets Index	33.57%	4.20%	8.42%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance results do not include adjustments made for financial reporting purposes in accordance with US GAAP, and may differ from financial highlights. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Total Net Assets	$416,615,127
# of Portfolio Holdings	88
Portfolio Turnover Rate	30%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$3,373,186

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	4.5%
SK Hynix, Inc.	3.9%
ASE Technology Holding Co. Ltd.	2.6%
China Construction Bank Corp., Class H	2.2%
Wiwynn Corp.	1.8%
Shinhan Financial Group Co. Ltd.	1.7%
Indus Towers Ltd.	1.7%
MediaTek, Inc.	1.7%
KB Financial Group, Inc.	1.6%
Quanta Computer, Inc.	1.6%

Sector Allocation (% of Net Assets)

Financials	25.5%
Information Technology	22.8%
Consumer Discretionary	9.2%
Communication Services	7.9%
Industrials	7.6%
Consumer Staples	6.4%
Energy	5.7%
Materials	5.4%
Health Care	3.2%
Other (includes short-term investments)	6.3%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Householding

A single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) may be delivered to investors with the same last name and the same address. If you wish to receive separate copies of such documents, contact (800) 823-6300.

Lazard Retirement Global Dynamic Multi-Asset Portfolio

Investor Shares

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the Lazard Retirement Global Dynamic Multi-Asset Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last year?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$97	0.90%

How did the Portfolio perform last year and what affected its performance?

  The Portfolio’s average overweight to equity versus fixed income relative to the benchmark helped performance, as equities outperformed fixed income during the year.

  Within equity, stock selection in the materials and health care sectors and stock selection in Canada and the United Kingdom helped performance.

  Within fixed income, underweight positioning to the CNY (Chinese Yuan) curve and overweight to the PEN (Peruvian Sol) curve helped performance.

  Within equity, stock selection in the information technology sector, as well as stock selection in the United States, detracted from performance.

  Within fixed income, overweight positioning to the GBP (British pound sterling) curve, detracted from performance.

  The use of derivatives (currency forwards) for foreign exchange hedging purposes marginally detracted from performance for the year.

Portfolio Performance

	Investor Shares	MSCI World Index	GDMA Index
12/18	$10,000	$10,000	$10,000
1/19	$10,551	$10,000	$10,000
2/19	$10,749	$10,301	$10,122
3/19	$10,870	$10,436	$10,251
4/19	$10,999	$10,806	$10,418
5/19	$10,672	$10,183	$10,188
6/19	$11,189	$10,854	$10,637
7/19	$11,197	$10,907	$10,648
8/19	$11,097	$10,684	$10,647
9/19	$11,157	$10,912	$10,707
10/19	$11,304	$11,189	$10,879
11/19	$11,494	$11,501	$10,989
12/19	$11,779	$11,845	$11,185
1/20	$11,736	$11,773	$11,223
2/20	$10,968	$10,778	$10,786
3/20	$9,975	$9,352	$9,952
4/20	$10,208	$10,373	$10,593
5/20	$10,424	$10,874	$10,872
6/20	$10,571	$11,162	$11,064
7/20	$10,950	$11,696	$11,505
8/20	$11,276	$12,477	$11,881
9/20	$11,083	$12,047	$11,654
10/20	$10,899	$11,678	$11,481
11/20	$11,549	$13,171	$12,320
12/20	$11,892	$13,729	$12,663
1/21	$11,760	$13,593	$12,545
2/21	$11,804	$13,941	$12,598
3/21	$11,997	$14,405	$12,686
4/21	$12,375	$15,075	$13,061
5/21	$12,542	$15,292	$13,217
6/21	$12,613	$15,520	$13,257
7/21	$12,859	$15,798	$13,464
8/21	$13,048	$16,191	$13,603
9/21	$12,569	$15,519	$13,200
10/21	$13,085	$16,398	$13,558
11/21	$12,904	$16,039	$13,390
12/21	$13,338	$16,724	$13,666
1/22	$12,705	$15,839	$13,165
2/22	$12,479	$15,439	$12,920
3/22	$12,370	$15,862	$12,901
4/22	$11,538	$14,545	$12,011
5/22	$11,584	$14,556	$12,032
6/22	$10,969	$13,295	$11,318
7/22	$11,421	$14,350	$11,888
8/22	$10,917	$13,750	$11,405
9/22	$10,205	$12,472	$10,582
10/22	$10,465	$13,368	$10,925
11/22	$11,119	$14,297	$11,562
12/22	$11,033	$13,690	$11,348
1/23	$11,456	$14,659	$11,936
2/23	$11,061	$14,307	$11,594
3/23	$11,398	$14,749	$11,956
4/23	$11,533	$15,007	$12,087
5/23	$11,264	$14,857	$11,909
6/23	$11,639	$15,756	$12,269
7/23	$11,812	$16,285	$12,517
8/23	$11,632	$15,896	$12,282
9/23	$11,194	$15,210	$11,838
10/23	$10,990	$14,769	$11,595
11/23	$11,744	$16,154	$12,431
12/23	$12,253	$16,947	$12,995
1/24	$12,304	$17,150	$12,983
2/24	$12,569	$17,877	$13,176
3/24	$12,864	$18,452	$13,424
4/24	$12,416	$17,766	$13,006
5/24	$12,844	$18,560	$13,381
6/24	$12,926	$18,937	$13,527
7/24	$13,262	$19,271	$13,833
8/24	$13,618	$19,780	$14,180
9/24	$13,781	$20,143	$14,430
10/24	$13,414	$19,743	$14,045
11/24	$13,720	$20,649	$14,391
12/24	$13,313	$20,111	$14,049
1/25	$13,639	$20,821	$14,337
2/25	$13,710	$20,671	$14,388
3/25	$13,506	$19,750	$14,112
4/25	$13,598	$19,926	$14,382
5/25	$13,903	$21,105	$14,782
6/25	$14,270	$22,016	$15,241
7/25	$14,209	$22,300	$15,226
8/25	$14,582	$22,881	$15,535
9/25	$14,868	$23,617	$15,836
10/25	$15,101	$24,090	$15,974
11/25	$15,239	$24,158	$16,015
12/25	$15,440	$24,353	$16,101

Average Annual Total Returns (%)

Fund	1 Year	5 Years	Since Inception 12/31/18
Investor Shares	15.98%	5.36%	6.40%
MSCI World Index	21.09%	12.15%	14.78%
GDMA Index	14.60%	4.92%	7.74%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance results do not include adjustments made for financial reporting purposes in accordance with US GAAP, and may differ from financial highlights. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Total Net Assets	$17,817,087
# of Portfolio Holdings	429
Portfolio Turnover Rate	93%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$960,390

Top 10 Holdings (% of Net Assets)

Lazard Emerging Markets Opportunities ETF	5.1%
NVIDIA Corp.	3.5%
Apple, Inc.	3.1%
Alphabet, Inc., Class C	3.0%
Microsoft Corp.	2.7%
Amazon.com, Inc.	2.6%
Novartis AG	1.2%
Meta Platforms, Inc., Class A	1.1%
Bermuda Government International Bonds, 2.375%, due 08/20/30	1.0%
Broadcom, Inc.	1.0%

Sector Allocation (% of Net Assets)

Information Technology	19.0%
Sovereign Debt	16.4%
Financials	15.2%
Industrials	8.5%
Consumer Discretionary	7.7%
Health Care	7.6%
Communication Services	6.8%
Equity Funds	5.1%
Consumer Staples	4.9%
Other (includes short-term investments)	8.8%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Householding

A single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) may be delivered to investors with the same last name and the same address. If you wish to receive separate copies of such documents, contact (800) 823-6300.

Lazard Retirement Global Dynamic Multi-Asset Portfolio

Service Shares

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the Lazard Retirement Global Dynamic Multi-Asset Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last year?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$113	1.05%

How did the Portfolio perform last year and what affected its performance?

  The Portfolio’s average overweight to equity versus fixed income relative to the benchmark helped performance, as equities outperformed fixed income during the year.

  Within equity, stock selection in the materials and health care sectors and stock selection in Canada and the United Kingdom helped performance.

  Within fixed income, underweight positioning to the CNY (Chinese Yuan) curve and overweight to the PEN (Peruvian Sol) curve helped performance.

  Within equity, stock selection in the information technology sector, as well as stock selection in the United States, detracted from performance.

  Within fixed income, overweight positioning to the GBP (British pound sterling) curve, detracted from performance.

  The use of derivatives (currency forwards) for foreign exchange hedging purposes marginally detracted from performance for the year.

Portfolio Performance

	Service Shares	MSCI World Index	GDMA Index
12/15	$10,000	$10,000	$10,000
1/16	$9,679	$9,402	$9,744
2/16	$9,626	$9,332	$9,816
3/16	$10,148	$9,965	$10,282
4/16	$10,226	$10,123	$10,432
5/16	$10,217	$10,180	$10,391
6/16	$10,252	$10,066	$10,485
7/16	$10,539	$10,491	$10,746
8/16	$10,453	$10,499	$10,724
9/16	$10,522	$10,555	$10,782
10/16	$10,261	$10,351	$10,528
11/16	$10,200	$10,500	$10,395
12/16	$10,330	$10,751	$10,495
1/17	$10,557	$11,011	$10,681
2/17	$10,802	$11,316	$10,854
3/17	$10,916	$11,437	$10,920
4/17	$11,099	$11,606	$11,063
5/17	$11,318	$11,851	$11,266
6/17	$11,344	$11,897	$11,282
7/17	$11,606	$12,182	$11,512
8/17	$11,676	$12,199	$11,577
9/17	$11,860	$12,473	$11,655
10/17	$12,045	$12,708	$11,743
11/17	$12,326	$12,984	$11,935
12/17	$12,451	$13,159	$12,037
1/18	$12,986	$13,854	$12,426
2/18	$12,497	$13,280	$12,114
3/18	$12,395	$12,991	$12,046
4/18	$12,386	$13,140	$12,019
5/18	$12,441	$13,222	$12,011
6/18	$12,377	$13,216	$11,982
7/18	$12,663	$13,629	$12,159
8/18	$12,800	$13,797	$12,240
9/18	$12,827	$13,874	$12,222
10/18	$12,068	$12,856	$11,705
11/18	$12,179	$13,002	$11,789
12/18	$11,633	$12,013	$11,460
1/19	$12,274	$12,948	$11,993
2/19	$12,505	$13,337	$12,139
3/19	$12,645	$13,512	$12,295
4/19	$12,795	$13,991	$12,495
5/19	$12,415	$13,184	$12,219
6/19	$13,016	$14,053	$12,757
7/19	$13,026	$14,122	$12,771
8/19	$12,909	$13,833	$12,770
9/19	$12,990	$14,128	$12,841
10/19	$13,150	$14,487	$13,047
11/19	$13,371	$14,891	$13,179
12/19	$13,702	$15,337	$13,415
1/20	$13,642	$15,244	$13,460
2/20	$12,759	$13,955	$12,936
3/20	$11,594	$12,108	$11,935
4/20	$11,865	$13,431	$12,704
5/20	$12,116	$14,080	$13,039
6/20	$12,287	$14,452	$13,270
7/20	$12,729	$15,144	$13,799
8/20	$13,098	$16,155	$14,249
9/20	$12,874	$15,598	$13,978
10/20	$12,659	$15,120	$13,770
11/20	$13,405	$17,053	$14,775
12/20	$13,813	$17,776	$15,188
1/21	$13,660	$17,599	$15,046
2/21	$13,701	$18,050	$15,109
3/21	$13,925	$18,651	$15,215
4/21	$14,364	$19,519	$15,665
5/21	$14,558	$19,800	$15,851
6/21	$14,640	$20,095	$15,900
7/21	$14,916	$20,455	$16,148
8/21	$15,136	$20,964	$16,315
9/21	$14,569	$20,094	$15,832
10/21	$15,178	$21,232	$16,261
11/21	$14,958	$20,766	$16,059
12/21	$15,462	$21,654	$16,391
1/22	$14,727	$20,508	$15,789
2/22	$14,464	$19,990	$15,496
3/22	$14,338	$20,538	$15,472
4/22	$13,372	$18,832	$14,406
5/22	$13,424	$18,846	$14,431
6/22	$12,710	$17,214	$13,574
7/22	$13,235	$18,580	$14,258
8/22	$12,641	$17,804	$13,678
9/22	$11,815	$16,149	$12,691
10/22	$12,116	$17,308	$13,103
11/22	$12,865	$18,512	$13,867
12/22	$12,775	$17,726	$13,610
1/23	$13,256	$18,980	$14,315
2/23	$12,809	$18,524	$13,905
3/23	$13,188	$19,096	$14,340
4/23	$13,345	$19,431	$14,497
5/23	$13,032	$19,237	$14,283
6/23	$13,457	$20,400	$14,714
7/23	$13,669	$21,085	$15,012
8/23	$13,448	$20,582	$14,730
9/23	$12,940	$19,694	$14,197
10/23	$12,715	$19,122	$13,907
11/23	$13,578	$20,915	$14,909
12/23	$14,157	$21,942	$15,585
1/24	$14,216	$22,205	$15,571
2/24	$14,523	$23,147	$15,803
3/24	$14,866	$23,891	$16,101
4/24	$14,346	$23,003	$15,598
5/24	$14,842	$24,030	$16,049
6/24	$14,937	$24,519	$16,224
7/24	$15,327	$24,951	$16,591
8/24	$15,728	$25,611	$17,006
9/24	$15,906	$26,080	$17,307
10/24	$15,480	$25,563	$16,845
11/24	$15,847	$26,736	$17,260
12/24	$15,374	$26,039	$16,850
1/25	$15,728	$26,958	$17,195
2/25	$15,823	$26,764	$17,256
3/25	$15,575	$25,572	$16,925
4/25	$15,693	$25,799	$17,249
5/25	$16,036	$27,326	$17,729
6/25	$16,461	$28,506	$18,280
7/25	$16,390	$28,873	$18,261
8/25	$16,809	$29,626	$18,632
9/25	$17,141	$30,578	$18,992
10/25	$17,411	$31,190	$19,158
11/25	$17,558	$31,279	$19,208
12/25	$17,791	$31,531	$19,310

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Service Shares	15.72%	5.19%	5.93%
MSCI World Index	21.09%	12.15%	12.17%
GDMA Index	14.60%	4.92%	6.80%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance results do not include adjustments made for financial reporting purposes in accordance with US GAAP, and may differ from financial highlights. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Total Net Assets	$17,817,087
# of Portfolio Holdings	429
Portfolio Turnover Rate	93%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$960,390

Top 10 Holdings (% of Net Assets)

Lazard Emerging Markets Opportunities ETF	5.1%
NVIDIA Corp.	3.5%
Apple, Inc.	3.1%
Alphabet, Inc., Class C	3.0%
Microsoft Corp.	2.7%
Amazon.com, Inc.	2.6%
Novartis AG	1.2%
Meta Platforms, Inc., Class A	1.1%
Bermuda Government International Bonds, 2.375%, due 08/20/30	1.0%
Broadcom, Inc.	1.0%

Sector Allocation (% of Net Assets)

Information Technology	19.0%
Sovereign Debt	16.4%
Financials	15.2%
Industrials	8.5%
Consumer Discretionary	7.7%
Health Care	7.6%
Communication Services	6.8%
Equity Funds	5.1%
Consumer Staples	4.9%
Other (includes short-term investments)	8.8%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Householding

A single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) may be delivered to investors with the same last name and the same address. If you wish to receive separate copies of such documents, contact (800) 823-6300.

Lazard Retirement International Equity Portfolio

Service Shares

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the Lazard Retirement International Equity Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last year?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$129	1.11%

How did the Portfolio perform last year and what affected its performance?

  Stock selection in the financials sector, particularly banks helped performance (National Bank of Greece, Bankinter, Unicredit).

  Stock section within semiconductors and software & services along with underweight exposure to the healthcare sector also helped performance.

  Overweight exposure to the information technology sector detracted from performance. Weak stock selection within materials also hurt performance (Croda, Amcor).

  Stock selection in the healthcare sector detracted, as the pharmaceutical industry lagged the overall index (ICON, Merck).

  The market appeared to bifurcate perceived AI winners from losers; this dynamic hurt performance (RELX).

  Underweight exposure to Japan and stock selection helped performance.

Portfolio Performance

	Service Shares	MSCI EAFE Index
12/15	$10,000	$10,000
1/16	$9,511	$9,277
2/16	$9,267	$9,107
3/16	$9,919	$9,699
4/16	$10,033	$9,980
5/16	$10,033	$9,890
6/16	$9,748	$9,558
7/16	$9,976	$10,042
8/16	$9,873	$10,049
9/16	$10,053	$10,173
10/16	$9,587	$9,965
11/16	$9,407	$9,766
12/16	$9,571	$10,100
1/17	$9,704	$10,393
2/17	$9,811	$10,542
3/17	$10,092	$10,832
4/17	$10,382	$11,107
5/17	$10,771	$11,515
6/17	$10,705	$11,495
7/17	$11,060	$11,826
8/17	$11,018	$11,822
9/17	$11,219	$12,116
10/17	$11,395	$12,300
11/17	$11,571	$12,429
12/17	$11,709	$12,628
1/18	$12,293	$13,262
2/18	$11,633	$12,663
3/18	$11,666	$12,435
4/18	$11,676	$12,719
5/18	$11,514	$12,433
6/18	$11,363	$12,281
7/18	$11,536	$12,584
8/18	$11,317	$12,340
9/18	$11,437	$12,448
10/18	$10,592	$11,457
11/18	$10,581	$11,442
12/18	$10,080	$10,887
1/19	$10,643	$11,602
2/19	$11,006	$11,898
3/19	$11,088	$11,973
4/19	$11,404	$12,310
5/19	$11,029	$11,719
6/19	$11,651	$12,414
7/19	$11,416	$12,256
8/19	$11,174	$11,939
9/19	$11,456	$12,281
10/19	$11,692	$12,722
11/19	$11,786	$12,866
12/19	$12,197	$13,284
1/20	$11,974	$13,006
2/20	$11,092	$11,830
3/20	$9,363	$10,251
4/20	$9,904	$10,914
5/20	$10,421	$11,389
6/20	$10,704	$11,777
7/20	$11,139	$12,051
8/20	$11,735	$12,671
9/20	$11,474	$12,342
10/20	$10,965	$11,849
11/20	$12,581	$13,685
12/20	$13,202	$14,322
1/21	$12,916	$14,169
2/21	$13,090	$14,487
3/21	$13,426	$14,820
4/21	$13,886	$15,266
5/21	$14,209	$15,764
6/21	$13,923	$15,586
7/21	$13,998	$15,704
8/21	$14,354	$15,981
9/21	$13,922	$15,517
10/21	$14,277	$15,899
11/21	$13,477	$15,159
12/21	$13,972	$15,935
1/22	$13,426	$15,165
2/22	$13,210	$14,897
3/22	$13,020	$14,993
4/22	$12,232	$14,023
5/22	$12,563	$14,128
6/22	$11,546	$12,817
7/22	$11,991	$13,455
8/22	$11,308	$12,816
9/22	$10,277	$11,617
10/22	$10,770	$12,242
11/22	$12,040	$13,621
12/22	$11,875	$13,632
1/23	$12,951	$14,736
2/23	$12,548	$14,428
3/23	$12,906	$14,786
4/23	$13,085	$15,204
5/23	$12,592	$14,560
6/23	$13,399	$15,223
7/23	$13,653	$15,715
8/23	$13,171	$15,113
9/23	$12,656	$14,597
10/23	$12,247	$14,005
11/23	$13,322	$15,305
12/23	$13,761	$16,118
1/24	$13,640	$16,211
2/24	$14,124	$16,508
3/24	$14,624	$17,051
4/24	$14,109	$16,614
5/24	$14,821	$17,258
6/24	$14,488	$16,979
7/24	$15,124	$17,477
8/24	$15,769	$18,045
9/24	$15,925	$18,212
10/24	$14,926	$17,222
11/24	$14,910	$17,124
12/24	$14,535	$16,734
1/25	$15,394	$17,614
2/25	$15,862	$17,956
3/25	$15,800	$17,883
4/25	$16,424	$18,702
5/25	$17,267	$19,558
6/25	$17,783	$19,989
7/25	$17,455	$19,708
8/25	$18,095	$20,548
9/25	$18,805	$20,942
10/25	$18,805	$21,188
11/25	$18,920	$21,320
12/25	$19,349	$21,959

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Service Shares	33.12%	7.95%	6.82%
MSCI EAFE Index	31.22%	8.92%	8.18%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance results do not include adjustments made for financial reporting purposes in accordance with US GAAP, and may differ from financial highlights. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Total Net Assets	$106,995,592
# of Portfolio Holdings	82
Portfolio Turnover Rate	45%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$762,666

Top 10 Holdings (% of Net Assets)

Unilever PLC	2.6%
Engie SA	2.2%
AstraZeneca PLC	2.2%
RELX PLC	2.2%
National Bank of Greece SA	2.1%
Samsung Electronics Co. Ltd.	2.1%
ASML Holding NV	2.1%
AIA Group Ltd.	2.1%
UniCredit SpA	2.0%
Bank Hapoalim BM	1.9%

Sector Allocation (% of Net Assets)

Financials	24.0%
Industrials	17.9%
Consumer Discretionary	10.1%
Information Technology	9.3%
Consumer Staples	9.1%
Health Care	9.0%
Materials	8.8%
Communication Services	3.9%
Utilities	2.9%
Other (includes short-term investments)	5.0%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Householding

A single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) may be delivered to investors with the same last name and the same address. If you wish to receive separate copies of such documents, contact (800) 823-6300.

ITEM 2. CODE OF ETHICS.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions (the “CEO/CFO Code of Ethics”). The Registrant has posted its CEO/CFO Code of Ethics on its Internet website at https://www.lazardassetmanagement.com/codeofethics.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant’s Board of Directors (the “Board”) has determined that Robert M. Solmson and Nancy A. Eckl, members of the Audit Committee of the Board, are audit committee financial experts as defined by the Securities and Exchange Commission (the “SEC”). Mr. Solmson and Ms. Eckl are “independent” as defined by the SEC for purposes of audit committee financial expert determinations.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $148,350 in 2024 and $151,400 in 2025 (plus expenses in each case).

(b) Audit-Related Fees. There were no fees billed in the Reporting Periods by the Auditor to the Registrant for assurance and related services that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item 4.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services provided by the Auditor to Lazard Asset Management LLC, the Registrant’s investment manager (“Lazard”) and any entity controlling, controlled by or under common control with Lazard that provides ongoing services to the Registrant (“Service Affiliates”) that were reasonably related to the performance of the annual audit of the Service Affiliate which required pre-approval by the Audit Committee were $1,294,787 in 2024 and $1,504,598 in 2025.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods by the Auditor to the Registrant for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $14,135 in 2024 and $14,602 in 2025. These Tax Services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held. Additionally, the aggregate fees billed related to European Union tax reclaim filing services rendered by the Auditor were $38,241 in 2024 and $8,808 in 2025.

The aggregate fees billed in the Reporting Periods for Tax Services provided by the Auditor to Service Affiliates which required pre-approval by the Audit Committee were $0 in 2024 and 0 in 2025.

(d) All Other Fees. There were no fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) above.

There were no fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) above, which required pre-approval by the Audit Committee.

(e) Audit Committee Pre-Approval Policies and Procedures. The Registrant’s Audit Committee has established policies and procedures (the “Policy”) for pre-approval of the Auditor’s engagements for services to the Registrant and Service Affiliates. The Policy states that the Registrant’s Audit Committee or the Chair of the Audit Committee (pursuant to delegated authority from the Audit Committee) pre-approves the Auditor’s engagements for audit and non-audit services to the Registrant and, as required, non-audit services to Service Affiliates on a case-by-case basis. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor’s independence. The Audit Committee Chair must report any pre-approval decisions he or she makes at the next scheduled Audit Committee meeting. There were no services provided by the Auditor to either the Registrant or Service Affiliates that were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during the Reporting Periods.

(f) None.

(g) Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant and Service Affiliates for the Reporting Periods were $472,450 in 2024 and $488,256 in 2025.

(h) Auditor Independence. The Audit Committee considered whether provision of non-audit services to Service Affiliates that were not required to be pre-approved is compatible with maintaining the Auditor’s independence.

(i) Not applicable.

(j) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS

The Registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Lazard Retirement Series

Annual Financial

Statements

December 31, 2025

Equity

Lazard Retirement Emerging Markets Equity Portfolio

Lazard Retirement International Equity Portfolio

Lazard Retirement US Small Cap Equity Select Portfolio

Multi-Asset

Lazard Retirement Global Dynamic Multi-Asset Portfolio

Lazard Retirement Series, Inc. Table of Contents

2	Portfolios of Investments (N-CSR Item 7)
2	Lazard Retirement Emerging Markets Equity Portfolio
7	Lazard Retirement Global Dynamic Multi-Asset Portfolio
30	Lazard Retirement International Equity Portfolio
35	Lazard Retirement US Small Cap Equity Select Portfolio
40	Abbreviations (N-CSR Item 7)
41	Statements of Assets and Liabilities (N-CSR Item 7)
43	Statements of Operations (N-CSR Item 7)
45	Statements of Changes in Net Assets (N-CSR Item 7)
48	Financial Highlights (N-CSR Item 7)
57	Notes to Financial Statements (N-CSR Item 7)
84	Report of Independent Registered Public Accounting Firm
86	Tax and Other Information (unaudited)
88	Additional Information (unaudited) (N-CSR Items 8-11)

Shares of the Portfolios are currently offered only to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies. Portfolio shares may also be offered to certain qualified pension and retirement plans and accounts permitting accumulation of assets on a tax-deferred basis.

Please consider a Portfolio’s investment objective, risks, charges and expenses carefully before investing. For more complete information about Lazard Retirement Series, Inc. (the “Fund”), you may obtain a prospectus or a Portfolio’s summary prospectus by calling 800-823-6300, or online, at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents. Read the prospectus or the Portfolio’s summary prospectus carefully before you invest. The prospectus and a Portfolio’s summary prospectus contain the investment objective, risks, charges, expenses and other information about the Portfolio, which are not detailed in this report.

Many states have abandoned property laws that require mutual fund companies to have evidence of contact from shareholders at least every three years. Please log into any investment accounts that you may have or contact the Fund by calling 800-823-6300 to ensure that your account stays active.

Distributed by Lazard Asset Management Securities LLC.

Annual Financial Statements   1

Lazard Retirement Series, Inc. Portfolios of Investments
December 31, 2025

Description	Shares	Fair Value

Lazard Retirement Emerging Markets Equity Portfolio

Common Stocks | 95.4%

Brazil | 10.7%
Arcos Dorados Holdings, Inc., Class A	301,037	$2,209,612
Banco do Brasil SA	1,477,904	5,814,765
BB Seguridade Participacoes SA	987,700	6,508,647
Engie Brasil Energia SA	510,377	2,945,463
Motiva Infraestrutura de Mobilidade SA	1,310,150	3,585,405
Petroleo Brasileiro SA - Petrobras ADR	329,986	3,910,334
PRIO SA (*)	443,800	3,339,906
Rede D’Or Sao Luiz SA (#)	337,700	2,500,676
Suzano SA	288,600	2,703,520
Vale SA ADR	412,779	5,378,510
Vibra Energia SA	1,259,448	5,922,787
		44,819,625

China | 19.4%
Alibaba Group Holding Ltd.	244,500	4,474,692
Anhui Conch Cement Co. Ltd., Class H	1,299,875	3,677,039
Bosideng International Holdings Ltd.	4,932,000	2,823,215
China Construction Bank Corp., Class H	9,230,038	9,096,532
China Medical System Holdings Ltd.	1,888,000	3,124,017
China Merchants Bank Co. Ltd., Class H	909,737	6,152,288
DaShenLin Pharmaceutical Group Co. Ltd., Class A	1,282,900	3,233,353
ENN Natural Gas Co. Ltd., Class A	1,390,820	4,131,786
Hengan International Group Co. Ltd.	828,053	2,964,711
Huayu Automotive Systems Co. Ltd., Class A	1,062,496	3,041,267
Lenovo Group Ltd.	3,150,000	3,735,110
Midea Group Co. Ltd., Class A	463,000	5,176,173
NetEase, Inc.	121,200	3,335,312
Ping An Insurance Group Co. of China Ltd., Class H	755,500	6,355,145
Sinopharm Group Co. Ltd., Class H	2,087,597	5,197,521
Tencent Holdings Ltd.	32,600	2,498,048
Tingyi Cayman Islands Holding Corp.	2,716,000	4,110,662
Want Want China Holdings Ltd.	5,029,000	2,998,778
Weichai Power Co. Ltd., Class H	1,903,958	4,582,366
		80,708,015

The accompanying notes are an integral part of these financial statements.

2   Annual Financial Statements

Description	Shares	Fair Value

Lazard Retirement Emerging Markets Equity Portfolio (continued)

Egypt | 0.9%
Commercial International Bank - Egypt (CIB) GDR	1,750,338	$3,740,949

France | 0.7%
Gaztransport Et Technigaz SA	15,130	2,775,782

Greece | 2.5%
National Bank of Greece SA	377,213	5,745,563
OPAP SA	202,411	4,542,264
		10,287,827

Hong Kong | 0.7%
ASMPT Ltd.	316,188	3,146,564

Hungary | 2.5%
MOL Hungarian Oil & Gas PLC	419,814	3,772,361
OTP Bank Nyrt	61,211	6,558,516
		10,330,877

India | 6.9%
Axis Bank Ltd.	213,285	3,019,147
Indus Towers Ltd. (*)	1,509,640	7,036,187
Infosys Ltd. ADR	287,091	5,115,961
State Bank of India	247,161	2,701,094
Tata Consultancy Services Ltd.	168,470	6,022,510
UPL Ltd.	540,342	4,780,987
		28,675,886

Indonesia | 4.7%
Astra International Tbk. PT	10,800,904	4,339,168
Bank Mandiri Persero Tbk. PT	19,637,060	6,005,187
Telkom Indonesia Persero Tbk. PT ADR	293,640	6,181,122
United Tractors Tbk. PT	1,643,600	2,907,404
		19,432,881

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   3

Description	Shares	Fair Value

Lazard Retirement Emerging Markets Equity Portfolio (continued)

Mexico | 6.0%
America Movil SAB de CV ADR	252,286	$5,214,751
Grupo Aeroportuario del Pacifico SAB de CV ADR	23,768	6,265,958
Grupo Financiero Banorte SAB de CV, Class O	655,365	6,075,615
Grupo Mexico SAB de CV Series B	106,425	1,004,884
Kimberly-Clark de Mexico SAB de CV, Class A	1,624,589	3,464,346
Ternium SA ADR	79,793	3,047,295
		25,072,849

Peru | 0.8%
Credicorp Ltd.	12,306	3,531,822

Philippines | 0.9%
International Container Terminal Services, Inc.	393,940	3,777,197

Poland | 1.0%
InPost SA (*)	342,493	4,195,112

Russia | 0.0%
Mobile TeleSystems PJSC ADR (*), (¢)	545,705	1
Sberbank of Russia PJSC (*), (¢)	1,580,119	1
		2

South Africa | 7.6%
Bidvest Group Ltd.	345,591	4,953,517
Kumba Iron Ore Ltd.	95,841	2,031,496
Life Healthcare Group Holdings Ltd.	3,553,214	2,444,196
Nedbank Group Ltd.	345,036	5,538,353
Sanlam Ltd.	879,972	5,224,558
Standard Bank Group Ltd.	365,787	6,427,772
Vodacom Group Ltd.	604,179	5,155,273
		31,775,165

South Korea | 11.2%
Coway Co. Ltd.	22,039	1,330,276
Hyundai Mobis Co. Ltd.	14,931	3,868,735

The accompanying notes are an integral part of these financial statements.

4   Annual Financial Statements

Description	Shares	Fair Value

Lazard Retirement Emerging Markets Equity Portfolio (continued)

KB Financial Group, Inc.	77,977	$6,740,962
Kia Corp.	58,664	4,941,655
KT Corp.	93,703	3,421,804
KT&G Corp.	28,815	2,837,145
Shinhan Financial Group Co. Ltd.	132,790	7,086,315
SK Hynix, Inc.	36,165	16,376,430
		46,603,322

Taiwan | 14.6%
ASE Technology Holding Co. Ltd.	1,385,000	10,979,650
Globalwafers Co. Ltd.	289,000	3,709,813
MediaTek, Inc.	152,000	6,887,359
Novatek Microelectronics Corp.	243,000	2,886,184
Quanta Computer, Inc.	760,000	6,579,065
Taiwan Semiconductor Manufacturing Co. Ltd.	383,989	18,759,160
Wiwynn Corp.	53,000	7,508,393
Yageo Corp.	458,972	3,361,778
		60,671,402

Thailand | 1.5%
Kasikornbank PCL (‡)	630,569	3,892,895
PTT Exploration & Production PCL (‡)	621,200	2,228,078
		6,120,973

Turkey | 0.8%
BIM Birlesik Magazalar AS	286,881	3,592,504

United Kingdom | 0.8%
Unilever PLC	52,379	3,433,270

United States | 1.2%
SLB Ltd.	128,203	4,920,431

Total Common Stocks (Cost $280,606,585)		397,612,455

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   5

Description	Shares	Fair Value

Lazard Retirement Emerging Markets Equity Portfolio (concluded)

Short-Term Investments | 4.6%
Lazard Government Money Market Portfolio, 3.59% (7 day yield) (a) (Cost $19,021,474)	19,021,474	$19,021,474

Total Investments | 100.0% (Cost $299,628,059)		$416,633,929

Liabilities in Excess of Cash and Other Assets | 0.0%		(18,802)

Net Assets | 100.0%		$416,615,127

(*)	Non-income producing security.

(#)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 2025, these securities amounted to 0.6% of net assets of the Portfolio.

(¢)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(‡)	Security valued using Level 2 inputs, based on reference to a similar security which was trading on an active market, under GAAP hierarchy – see Note 8 in the Notes to Financial Statements.

(a)	Affiliated investment.

The accompanying notes are an integral part of these financial statements.

6   Annual Financial Statements

Description	Shares	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio

Common Stocks | 68.6%

Australia | 0.9%
Brambles Ltd.	1,626	$24,924
Catalyst Metals Ltd. (*)	4,967	24,238
Computershare Ltd.	90	2,044
Perseus Mining Ltd.	5,001	18,832
Qantas Airways Ltd.	4,300	29,665
Ramelius Resources Ltd.	13,216	36,481
Regis Resources Ltd.	3,823	19,146
		155,330

Belgium | 0.0%
UCB SA	7	1,952

Bermuda | 0.0%
Hamilton Insurance Group Ltd., Class B (*)	97	2,706
RenaissanceRe Holdings Ltd.	24	6,748
		9,454

Canada | 2.4%
Agnico Eagle Mines Ltd.	541	91,744
Aritzia, Inc. (*)	194	16,586
Barrick Mining Corp.	2,209	96,227
CCL Industries, Inc., Class B	37	2,337
Empire Co. Ltd., Class A	72	2,503
Hydro One Ltd. (#)	534	21,258
Intact Financial Corp.	11	2,290
Kinross Gold Corp.	1,098	30,927
Loblaw Cos. Ltd.	1,251	56,555
Magna International, Inc.	510	27,188
Metro, Inc.	57	4,103
Parex Resources, Inc.	172	2,312
Quebecor, Inc., Class B	143	5,386
Suncor Energy, Inc.	995	44,163
Torex Gold Resources, Inc.	374	17,859
		421,438

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   7

Description	Shares	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

China | 0.3%
BOC Hong Kong Holdings Ltd.	11,000	$55,618

Denmark | 0.1%
Novo Nordisk AS, Class B	346	17,637

France | 2.6%
BNP Paribas SA	1,657	156,795
Gaztransport Et Technigaz SA	290	53,204
Orange SA	647	10,795
Societe Generale SA	905	72,914
Technip Energies NV	612	23,246
TotalEnergies SE	1,247	81,277
Vinci SA	429	60,243
		458,474

Germany | 0.7%
Deutsche Bank AG	624	24,270
Friedrich Vorwerk Group SE	134	12,850
GEA Group AG	32	2,172
Rheinmetall AG	18	33,007
Siemens Energy AG (*)	176	24,874
TUI AG (*)	2,380	25,116
		122,289

Hong Kong | 0.7%
CLP Holdings Ltd.	3,000	26,805
HKT Trust & HKT Ltd.	1,000	1,478
Prudential PLC	3,011	46,457
Sun Hung Kai Properties Ltd.	3,000	36,394
WH Group Ltd. (#)	11,000	12,247
		123,381

Ireland | 0.1%
AIB Group PLC	1,763	18,945

The accompanying notes are an integral part of these financial statements.

8   Annual Financial Statements

Description	Shares	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Israel | 0.1%
Bank Hapoalim BM	77	$1,742
El Al Israel Airlines Ltd. (*)	3,748	19,225
		20,967

Italy | 0.9%
Banco BPM SpA	1,247	18,942
Italgas SpA	2,663	29,776
Leonardo SpA	491	28,127
Lottomatica Group SpA	762	19,996
Telecom Italia SpA (*)	26,958	16,172
UniCredit SpA	504	41,840
		154,853

Japan | 4.0%
Asahi Kasei Corp.	700	6,212
Bandai Namco Holdings, Inc.	200	5,331
Canon, Inc.	1,300	38,483
Chiyoda Corp. (*)	3,700	17,380
Chugai Pharmaceutical Co. Ltd.	300	15,770
Chugoku Electric Power Co., Inc.	2,100	13,320
Daito Trust Construction Co. Ltd.	100	1,907
Denso Corp.	1,000	13,794
Hachijuni Bank Ltd.	200	2,160
Hirose Electric Co. Ltd. ADR	156	1,664
Hokuhoku Financial Group, Inc.	100	2,918
Iyogin Holdings, Inc.	100	1,625
Japan Airlines Co. Ltd.	6,500	120,990
Japan Post Bank Co. Ltd.	1,900	26,722
Japan Post Holdings Co. Ltd.	5,600	58,889
Kao Corp.	100	4,002
Kirin Holdings Co. Ltd.	200	3,008
Kyoto Financial Group, Inc.	100	2,181
Leopalace21 Corp.	3,400	14,289
Mebuki Financial Group, Inc.	400	2,644
Mitsubishi Electric Corp.	3,000	88,009

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   9

Description	Shares	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Mitsui Fudosan Co. Ltd.	4,100	$46,647
MS&AD Insurance Group Holdings, Inc.	1,200	28,257
NGK Insulators Ltd.	300	6,425
Nissan Chemical Corp.	100	3,427
NTT, Inc.	23,100	23,306
Orix JREIT, Inc.	4	2,712
Sanki Engineering Co. Ltd.	200	7,338
Sankyo Co. Ltd.	200	3,246
SHO-BOND Holdings Co. Ltd.	400	3,377
SoftBank Corp.	12,200	16,749
Sony Group Corp.	2,100	53,676
Sumitomo Mitsui Financial Group, Inc.	600	19,310
Tokyo Electron Ltd.	100	21,962
Toyoda Gosei Co. Ltd.	100	2,521
Toyota Boshoku Corp.	100	1,606
Toyota Motor Corp.	1,200	25,670
		707,527

Mexico | 0.0%
Fresnillo PLC	46	2,048

Netherlands | 0.5%
ASML Holding NV	24	25,677
EXOR NV	203	17,204
Koninklijke Ahold Delhaize NV	632	25,920
NXP Semiconductors NV	89	19,318
Wolters Kluwer NV	56	5,814
		93,933

Norway | 0.0%
Orkla ASA	178	1,987

Portugal | 0.1%
Banco Comercial Portugues SA, Class R	14,436	15,128
EDP SA	141	648
		15,776

The accompanying notes are an integral part of these financial statements.

10   Annual Financial Statements

Description	Shares	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Singapore | 0.2%
Jardine Cycle & Carriage Ltd.	100	$2,631
Singapore Exchange Ltd.	300	3,942
Singapore Technologies Engineering Ltd.	400	2,610
UOL Group Ltd.	5,300	35,993
		45,176

Spain | 0.3%
Acciona SA	189	41,069
Banco Santander SA	1,256	14,739
		55,808

Sweden | 0.1%
Telefonaktiebolaget LM Ericsson ADR	2,291	22,108

Switzerland | 0.4%
TE Connectivity PLC	305	69,391

United Kingdom | 3.3%
Admiral Group PLC	43	1,841
AstraZeneca PLC	494	90,991
Barclays PLC	10,127	64,287
Chemring Group PLC	1,776	11,266
HSBC Holdings PLC	5,152	80,772
Imperial Brands PLC	134	5,634
International Consolidated Airlines Group SA	6,190	34,321
Legal & General Group PLC	8,275	29,056
London Stock Exchange Group PLC	19	2,288
NatWest Group PLC	12,744	111,153
Next PLC	74	13,615
Rolls-Royce Holdings PLC	2,874	44,671
Sage Group PLC	244	3,553
Standard Chartered PLC	3,178	77,610
TechnipFMC PLC	588	26,201
		597,259

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   11

Description	Shares	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

United States | 50.9%
3M Co.	636	$101,824
AdaptHealth Corp. (*)	1,427	14,213
Adobe, Inc. (*)	194	67,898
Advanced Micro Devices, Inc. (*)	61	13,064
Airbnb, Inc., Class A (*)	182	24,701
Akamai Technologies, Inc. (*)	54	4,711
Alarm.com Holdings, Inc. (*)	442	22,551
Allison Transmission Holdings, Inc.	161	15,762
Allstate Corp.	581	120,935
Alphabet, Inc., Class C	1,692	530,950
Altria Group, Inc.	884	50,971
Amazon.com, Inc. (*)	2,029	468,334
Ameren Corp.	619	61,813
American Electric Power Co., Inc.	383	44,164
American Express Co.	72	26,636
American International Group, Inc.	241	20,618
Ameriprise Financial, Inc.	145	71,099
AMETEK, Inc.	193	39,625
Amgen, Inc.	13	4,255
Amphenol Corp., Class A	460	62,164
Analog Devices, Inc.	64	17,357
Apple, Inc.	2,057	559,216
AT&T, Inc.	76	1,888
Atlassian Corp., Class A (*)	135	21,889
Atmos Energy Corp.	33	5,532
Autodesk, Inc. (*)	205	60,682
Automatic Data Processing, Inc.	7	1,801
Axis Capital Holdings Ltd.	25	2,677
Bank of America Corp.	1,778	97,790
Bank of New York Mellon Corp.	70	8,126
Biogen, Inc. (*)	31	5,456
BioMarin Pharmaceutical, Inc. (*)	56	3,328
BJ’s Wholesale Club Holdings, Inc. (*)	309	27,819
Booking Holdings, Inc.	11	58,909

The accompanying notes are an integral part of these financial statements.

12   Annual Financial Statements

Description	Shares	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Booz Allen Hamilton Holding Corp.	36	$3,037
Boston Scientific Corp. (*)	73	6,961
Bristol-Myers Squibb Co.	1,305	70,392
Broadcom, Inc.	524	181,356
Buzzi SpA	408	24,800
Cardinal Health, Inc.	110	22,605
Carnival PLC ADR (*)	545	16,530
Centene Corp. (*)	62	2,551
Chubb Ltd.	144	44,945
Cigna Group	21	5,780
Cirrus Logic, Inc. (*)	140	16,590
Cisco Systems, Inc.	47	3,620
Citigroup, Inc.	20	2,334
CME Group, Inc.	22	6,008
Cognizant Technology Solutions Corp., Class A	47	3,901
Colgate-Palmolive Co.	117	9,245
Comfort Systems USA, Inc.	48	44,798
Consolidated Edison, Inc.	20	1,986
Corteva, Inc.	302	20,243
Costco Wholesale Corp.	90	77,611
Coterra Energy, Inc.	76	2,000
CRH PLC	121	15,101
Curtiss-Wright Corp.	146	80,485
Darden Restaurants, Inc.	17	3,128
Dell Technologies, Inc., Class C	238	29,959
Dick’s Sporting Goods, Inc.	61	12,076
Docusign, Inc. (*)	212	14,501
Dollar General Corp.	17	2,257
eBay, Inc.	141	12,281
Eli Lilly & Co.	142	152,605
EMCOR Group, Inc.	38	23,248
Entergy Corp.	371	34,292
Equitable Holdings, Inc.	775	36,929
Everest Group Ltd.	55	18,664
EverQuote, Inc., Class A (*)	992	26,784
Exelixis, Inc. (*)	49	2,148

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   13

Description	Shares	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Exelon Corp.	64	$2,790
FirstEnergy Corp.	48	2,149
Fiserv, Inc. (*)	374	25,122
Flex Ltd. (*)	270	16,313
Fox Corp., Class A	440	32,151
Garmin Ltd.	13	2,637
GE Vernova, Inc.	23	15,032
General Dynamics Corp.	492	165,637
General Electric Co.	120	36,964
General Mills, Inc.	60	2,790
General Motors Co.	481	39,115
Genpact Ltd.	72	3,368
Gilead Sciences, Inc.	77	9,451
Global Payments, Inc.	1,061	82,121
Goldman Sachs Group, Inc.	60	52,740
GSK PLC	4,481	110,123
Hartford Insurance Group, Inc.	458	63,112
HCA Healthcare, Inc.	177	82,634
Hess Midstream LP, Class A	56	1,932
Horace Mann Educators Corp.	54	2,494
HP, Inc.	2,356	52,492
Huron Consulting Group, Inc. (*)	13	2,248
Illinois Tool Works, Inc.	49	12,069
Intel Corp. (*)	1,199	44,243
Intuit, Inc.	3	1,987
Jackson Financial, Inc., Class A	179	19,090
Johnson & Johnson	406	84,022
Kimberly-Clark Corp.	104	10,493
Kroger Co.	334	20,868
Lam Research Corp.	422	72,238
Leggett & Platt, Inc.	1,393	15,323
Lockheed Martin Corp.	257	124,303
Maplebear, Inc. (*)	320	14,394
Marvell Technology, Inc.	227	19,290
MasTec, Inc. (*)	71	15,433
Mastercard, Inc., Class A	148	84,490

The accompanying notes are an integral part of these financial statements.

14   Annual Financial Statements

Description	Shares	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

McKesson Corp.	36	$29,530
Medtronic PLC	38	3,650
Merck & Co., Inc.	1,478	155,574
Meta Platforms, Inc., Class A	303	200,007
Micron Technology, Inc.	442	126,151
Microsoft Corp.	983	475,398
Monolithic Power Systems, Inc.	23	20,846
Motorola Solutions, Inc.	58	22,233
MSCI, Inc.	23	13,196
Nasdaq, Inc.	811	78,772
NetApp, Inc.	377	40,373
Netflix, Inc. (*)	633	59,350
NetScout Systems, Inc. (*)	511	13,828
Neurocrine Biosciences, Inc. (*)	28	3,971
NewMarket Corp.	5	3,436
Northrop Grumman Corp.	42	23,949
Novartis AG	1,573	217,291
NVIDIA Corp.	3,335	621,977
Omega Healthcare Investors, Inc.	91	4,035
Oracle Corp.	248	48,338
Palantir Technologies, Inc., Class A (*)	234	41,593
PayPal Holdings, Inc.	471	27,497
Pegasystems, Inc.	260	15,527
Penguin Solutions, Inc. (*)	512	10,015
PepsiCo, Inc.	761	109,219
Pfizer, Inc.	1,262	31,424
Philip Morris International, Inc.	1,026	164,570
Pinnacle West Capital Corp.	41	3,637
Pinterest, Inc., Class A (*)	635	16,440
Plexus Corp. (*)	25	3,675
Portland General Electric Co.	1,022	49,046
Primoris Services Corp.	103	12,786
Procter & Gamble Co.	90	12,898
QUALCOMM, Inc.	555	94,933
Quest Diagnostics, Inc.	56	9,718
Rambus, Inc. (*)	178	16,356

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   15

Description	Shares	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Reddit, Inc., Class A (*)	62	$14,252
Regeneron Pharmaceuticals, Inc.	3	2,316
Republic Services, Inc.	7	1,484
RingCentral, Inc., Class A (*)	656	18,945
Roche Holding AG	171	70,669
Ross Stores, Inc.	12	2,162
Royal Caribbean Cruises Ltd.	57	15,898
Royalty Pharma PLC, Class A	54	2,087
RTX Corp.	271	49,701
S&P Global, Inc.	27	14,110
Salesforce, Inc.	187	49,538
Sally Beauty Holdings, Inc. (*)	906	12,920
SBA Communications Corp. REIT	199	38,493
Seneca Foods Corp., Class A (*)	21	2,323
ServiceNow, Inc. (*)	121	18,536
Shell PLC	489	17,963
Simon Property Group, Inc. REIT	124	22,954
Skyworks Solutions, Inc.	460	29,169
Slide Insurance Holdings, Inc.	818	15,935
Targa Resources Corp.	63	11,623
Target Corp.	289	28,250
Tenet Healthcare Corp. (*)	124	24,641
Teradata Corp. (*)	689	20,973
Tesla, Inc. (*)	304	136,715
TJX Cos., Inc.	695	106,759
Toro Co.	30	2,362
U.S. Bancorp	502	26,787
Uber Technologies, Inc. (*)	232	18,957
Universal Health Services, Inc., Class B	340	74,127
Urban Outfitters, Inc. (*)	274	20,621
Valmont Industries, Inc.	35	14,081
Verizon Communications, Inc.	138	5,621
Visa, Inc., A Shares	268	93,990
Walmart, Inc.	457	50,914
Walt Disney Co.	1,131	128,674
WEC Energy Group, Inc.	19	2,004

The accompanying notes are an integral part of these financial statements.

16   Annual Financial Statements

Description	Shares	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Western Digital Corp.	212	$36,521
Western Union Co.	221	2,058
Workday, Inc., Class A (*)	99	21,263
Xcel Energy, Inc.	97	7,164
Zoetis, Inc.	272	34,223
		9,061,189

Total Common Stocks (Cost $7,366,342)		12,232,540

Description	Security Currency	Principal Amount (000)	Fair Value

Corporate Bonds | 7.3%

Canada | 0.2%
Canadian Imperial Bank of Commerce, 3.800% (1 day CAD Overnight Index+1.100%), 12/10/30 (§)	CAD	35	$25,766

Denmark | 0.4%
Nykredit Realkredit AS, Series 13H, 1.000%, 01/01/27	DKK	470	73,248

Germany | 0.2%
Mercedes-Benz Group AG, 0.750%, 09/10/30 (**)	EUR	40	42,617

Singapore | 0.8%
Temasek Financial I Ltd., 2.750%, 08/28/34 (**)	CNY	1,000	147,750

Sweden | 0.1%
Swedbank Hypotek AB, Series 199, 3.000%, 03/28/29 (**)	SEK	200	22,015

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   17

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Switzerland | 0.1%
ABB Finance USA, Inc., 4.375%, 05/08/42	USD	15	$13,332

United States | 5.5%
Adobe, Inc.:
2.300%, 02/01/30	USD	25	23,407
4.950%, 04/04/34	USD	13	13,434
American Express Co., 5.442% (SOFR+1.320%), 01/30/36 (§)	USD	50	51,934
Amgen, Inc., 3.000%, 02/22/29	USD	45	43,605
Apple, Inc., 1.650%, 02/08/31	USD	20	17,838
AT&T, Inc., 5.550%, 11/01/45	USD	55	52,966
Bank of America Corp., 1.978% (CDOR 3 Month+0.600%), 09/15/27 (§)	CAD	15	10,866
Comcast Corp., 4.650%, 02/15/33	USD	45	45,166
Dell International LLC/EMC Corp., 5.300%, 10/01/29	USD	12	12,383
Eaton Corp., 4.150%, 11/02/42	USD	30	25,971
Goldman Sachs Group, Inc., 0.750%, 03/23/32 (**)	EUR	55	55,288
Home Depot, Inc., 5.875%, 12/16/36	USD	25	27,110
John Deere Financial, Inc., 4.380%, 07/11/28	CAD	60	44,990
Johnson Controls International PLC/ Tyco Fire & Security Finance SCA, 1.750%, 09/15/30	USD	40	35,662

The accompanying notes are an integral part of these financial statements.

18   Annual Financial Statements

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

JPMorgan Chase & Co., 3.540% (SOFR+1.642%), 05/01/28 (§)	USD	25	$24,859
Kimberly-Clark Corp., 3.200%, 04/25/29	USD	3	2,927
Lowe’s Cos., Inc., 4.850%, 10/15/35	USD	30	29,755
McDonald’s Corp., 4.857%, 05/21/31	CAD	30	22,925
Microsoft Corp., 3.500%, 11/15/42	USD	65	52,911
Morgan Stanley, 3.625%, 01/20/27	USD	10	9,974
Oracle Corp., 5.250%, 02/03/32	USD	30	29,996
PepsiCo, Inc., 2.875%, 10/15/49	USD	20	13,155
Procter & Gamble Co., 4.550%, 01/29/34	USD	8	8,123
Prologis Euro Finance LLC, 0.500%, 02/16/32	EUR	100	99,011
Starbucks Corp., 4.450%, 08/15/49	USD	60	49,619
Stryker Corp., 4.250%, 09/11/29	USD	25	25,137
Sysco Corp., 2.400%, 02/15/30	USD	30	27,920
Toyota Motor Credit Corp., 4.650%, 09/03/32	USD	30	30,279
United Rentals North America, Inc., 4.875%, 01/15/28	USD	45	45,004
Verizon Communications, Inc., 4.750%, 01/15/33	USD	25	24,980
Waste Management, Inc., 4.800%, 03/15/32	USD	12	12,269
			969,464

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   19

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Total Corporate Bonds (Cost $1,234,616)			$1,294,192

Description		Shares	Fair Value

Exchange-Traded Funds | 5.1%
Lazard Emerging Markets Opportunities ETF (Cost $921,802) (a)		36,270	$909,652

Description	Security Currency	Principal Amount (000)	Fair Value

Foreign Government Obligations | 13.3%

Australia | 0.4%
Australia Government Bonds, 4.250%, 04/21/26 (**)	AUD	20	$13,362
New South Wales Treasury Corp., 1.250%, 11/20/30	AUD	45	25,673
Queensland Treasury Corp.:
1.250%, 03/10/31 (**)	AUD	50	28,111
4.750%, 02/02/34 (**)	AUD	15	9,791
			76,937

Bermuda | 1.0%
Bermuda Government International Bonds, 2.375%, 08/20/30 (#)	USD	200	181,875

Canada | 0.8%
British Columbia, 3.200%, 06/18/44	CAD	70	42,434
Quebec:
1.850%, 02/13/27	CAD	65	47,031
3.900%, 11/22/32	CAD	35	26,154

The accompanying notes are an integral part of these financial statements.

20   Annual Financial Statements

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Vancouver, 3.750%, 11/28/35	CAD	50	$35,869
			151,488

Chile | 0.9%
Bonos de la Tesoreria de la Republica en pesos, 5.000%, 10/01/28 (**)	CLP	45,000	48,948
Chile Government International Bonds, 0.830%, 07/02/31	EUR	100	102,889
			151,837

Colombia | 0.0%
Colombia TES, 7.000%, 03/26/31	COP	22,000	4,548

Croatia | 0.5%
Croatia Government International Bonds, 1.750%, 03/04/41 (**)	EUR	100	90,561

Czech Republic | 0.5%
Czech Republic Government Bonds:
3.480% (PRIBOR 6 Month-0.100%), 11/19/27 (**), (§)	CZK	730	35,413
5.000%, 09/30/30	CZK	530	26,863
4.500%, 11/11/32	CZK	520	25,549
			87,825

Denmark | 0.2%
Denmark Government Bonds, Zero Coupon, 11/15/31	DKK	300	41,241

France | 0.3%
French Republic Government Bonds OAT, 1.750%, 06/25/39 (**)	EUR	50	45,867

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   21

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Germany | 0.1%
State of Rhineland-Palatinate, 2.750%, 10/10/35	EUR	20	$22,635

Hungary | 0.5%
Hungary Government Bonds, 3.250%, 10/22/31	HUF	21,590	56,031
Hungary Government International Bonds, 1.750%, 06/05/35 (**)	EUR	31	29,156
			85,187

Ireland | 0.4%
Ireland Government Bonds, 1.350%, 03/18/31 (**)	EUR	65	71,985

Israel | 0.3%
Israel Government Bonds - Fixed, 2.000%, 03/31/27	ILS	195	59,948

Italy | 0.6%
Italy Buoni Poliennali Del Tesoro:
4.000%, 04/30/35 (**)	EUR	45	55,555
3.650%, 08/01/35 (**)	EUR	45	53,719
			109,274

Japan | 1.2%
Japan Government Forty Year Bonds, 1.400%, 03/20/55	JPY	22,950	93,385
Japan Government Twenty Year Bonds:
0.500%, 12/20/40	JPY	5,200	24,592
2.000%, 12/20/44	JPY	7,200	39,994
Japan Government Two Year Bonds, 1.000%, 10/01/27	JPY	7,700	49,060
			207,031

The accompanying notes are an integral part of these financial statements.

22   Annual Financial Statements

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Mexico | 0.9%
Mexico Bonos:
8.500%, 05/31/29	MXN	1,480	$82,932
8.000%, 02/21/36	MXN	550	28,292
Mexico Government International Bonds, 6.750%, 09/27/34	USD	50	54,113
			165,337

New Zealand | 0.7%
Housing New Zealand Ltd., 3.420%, 10/18/28 (**)	NZD	50	28,755
New Zealand Local Government Funding Agency Bonds:
1.500%, 04/20/29 (**)	NZD	110	59,322
2.000%, 04/15/37 (**)	NZD	70	30,171
			118,248

Norway | 0.2%
Norway Government Bonds, 3.750%, 06/12/35 (**)	NOK	310	29,785

Panama | 0.4%
Panama Government International Bonds, 8.875%, 09/30/27	USD	70	74,935

Peru | 0.7%
Peru Government Bonds, 5.400%, 08/12/34	PEN	280	83,051
Peruvian Government International Bonds, 3.000%, 01/15/34	USD	45	39,150
			122,201

Poland | 0.2%
Poland Government Bonds, 4.160% (WIBOR 6 Month), 05/25/28 (§)	PLN	140	38,731

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   23

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Portugal | 0.4%
Portugal Obrigacoes do Tesouro OT, 1.650%, 07/16/32 (**)	EUR	60	$65,796

Romania | 0.5%
Romania Government Bonds:
7.200%, 10/28/26	RON	230	53,445
4.750%, 10/11/34	RON	140	28,044
Romania Government International Bonds, 5.375%, 06/07/33 (**)	EUR	10	11,870
			93,359

Singapore | 0.0%
Singapore Government Bonds, 3.375%, 09/01/33	SGD	5	4,234

Slovenia | 0.2%
Slovenia Government Bonds, 1.500%, 03/25/35 (**)	EUR	30	30,671

Spain | 0.3%
Spain Government Bonds, 1.000%, 07/30/42 (**)	EUR	65	50,593

Thailand | 0.2%
Thailand Government Bonds, 1.585%, 12/17/35	THB	880	27,679

United Kingdom | 0.9%
U.K. Gilts:
0.875%, 07/31/33 (**)	GBP	70	73,779
4.500%, 03/07/35 (**)	GBP	20	27,004
1.250%, 10/22/41 (**)	GBP	60	48,378
4.375%, 07/31/54 (**)	GBP	5	5,909
			155,070

Total Foreign Government Obligations (Cost $2,196,225)			2,364,878

The accompanying notes are an integral part of these financial statements.

24   Annual Financial Statements

Description	Shares	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Preferred Stocks | 0.1%

Germany | 0.1%
Volkswagen AG (Cost $13,515)	127	$15,446

Description	Security Currency	Principal Amount (000)	Fair Value

Quasi Government Bonds | 0.6%

Germany | 0.6%
Kreditanstalt fuer Wiederaufbau:
Zero Coupon, 09/15/28 (**)	EUR	30	$33,155
1.750%, 09/14/29	USD	50	46,802
Zero Coupon, 04/18/36	USD	45	29,015

Total Quasi Government Bonds (Cost $101,994)			108,972

Supranational Bonds | 3.1%
Asian Development Bank:
6.200%, 10/06/26	INR	2,690	29,828
2.950%, 06/05/29	EUR	20	23,904
European Bank for Reconstruction & Development:
Zero Coupon, 05/28/27	TRY	1,080	16,573
28.000%, 09/27/27	TRY	1,240	26,956
4.250%, 02/07/28	IDR	690,000	40,666
European Investment Bank, 1.000%, 01/28/28 (**)	CAD	80	56,354
European Union:
2.750%, 02/04/33 (**)	EUR	20	23,320
0.400%, 02/04/37 (**)	EUR	40	34,567
Inter-American Development Bank:
5.100%, 11/17/26	IDR	630,000	37,754
2.500%, 04/14/27 (**)	AUD	40	26,128
4.375%, 07/17/34	USD	25	25,381

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   25

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Inter-American Investment Corp., 1.100%, 06/30/26	AUD	42	$27,589
International Bank for Reconstruction & Development:
1.250%, 03/16/26	NOK	560	55,246
1.125%, 09/13/28	USD	28	26,242
9.500%, 02/09/29	BRL	415	71,372
International Finance Corp.:
2.125%, 04/07/26	USD	5	4,978
1.500%, 04/15/35	AUD	71	34,404

Total Supranational Bonds (Cost $549,313)			561,262

U.S. Municipal Bonds | 0.6%

United States | 0.6%
California:
7.550%, 04/01/39	USD	40	48,543
5.875%, 10/01/41	USD	50	52,292

Total U.S. Municipal Bonds (Cost $94,788)			100,835

U.S. Treasury Securities | 2.3%
U.S. Treasury Bonds:
1.750%, 08/15/41	USD	151	101,884
4.750%, 02/15/45	USD	25	24,873
3.625%, 02/15/53	USD	102	82,580
U.S. Treasury Inflation-Indexed Notes, 2.125%, 01/15/35 (††)	USD	21	20,998
U.S. Treasury Notes:
4.125%, 11/15/32	USD	140	141,602
4.375%, 05/15/34	USD	35	35,767

Total U.S. Treasury Securities (Cost $396,244)			407,704

The accompanying notes are an integral part of these financial statements.

26   Annual Financial Statements

Description	Shares	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Warrants | 0.0%

Canada | 0.0%
Constellation Software, Inc., Expires 03/31/40 (*), (¢) (Cost $0)	431	$0

Short-Term Investments | 0.7%
Lazard Government Money Market Portfolio, 3.59% (7 day yield) (a) (Cost $118,975)	118,975	118,975

Total Investments | 101.7% (Cost $12,993,814) (»)		$18,114,456

Liabilities in Excess of Cash and Other Assets | (1.7)%		(297,369)

Net Assets | 100.0%		$17,817,087

(*)	Non-income producing security.

(#)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 2025, these securities amounted to 1.2% of net assets of the Portfolio.

(§)	Variable and floating rate securities are securities for which interest rate changes are based on changes in a designated base rate. The rates shown are those in effect on December 31, 2025.

(**)	Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. At December 31, 2025, these securities amounted to 7.8% of net assets of the Portfolio.

(††)	A note or bond that offers protection from inflation by paying a fixed rate of interest on the principal amount that is adjusted for inflation, in the applicable region, based on the Consumer Price Index or other equivalent regional benchmarks for measuring inflation.

(¢)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(»)	The Portfolio, at all times, maintains portfolio securities in sufficient amount to cover its obligations related to investments in forward currency contracts.

(a)	Affiliated investments.

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   27

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Forward Currency Contracts open at December 31, 2025:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
AUD	1,701,123	USD	1,108,588	HSB	01/21/26	$26,772	$—
AUD	74,304	USD	49,000	MSC	01/21/26	592	—
CAD	846,429	USD	606,699	JPM	01/21/26	10,518	—
CAD	25,353	USD	18,136	MSC	01/21/26	351	—
CHF	37,280	USD	46,865	HSB	01/21/26	276	—
CHF	5,099	USD	6,504	MSC	01/21/26	—	56
CNH	1,960,756	USD	276,399	HSB	01/21/26	4,945	—
COP	109,592,000	USD	29,077	HSB	01/21/26	—	303
DKK	1,277,713	USD	199,148	JPM	01/21/26	2,078	—
EUR	47,236	USD	55,321	HSB	01/21/26	233	—
EUR	20,660	USD	23,945	HSB	01/21/26	353	—
EUR	280,706	USD	326,338	HSB	01/21/26	3,798	—
GBP	13,348	USD	17,771	HSB	01/21/26	220	—
GBP	50,487	USD	67,306	HSB	01/21/26	747	—
ILS	1,410,548	USD	429,944	JPM	01/21/26	12,958	—
JPY	203,769,711	USD	1,352,211	CIT	01/21/26	—	49,570
JPY	6,985,729	USD	45,352	CIT	01/21/26	—	694
JPY	4,501,013	USD	29,000	CIT	01/21/26	—	226
KRW	102,600,000	USD	72,394	JPM	01/21/26	—	1,133
MXN	3,407,801	USD	182,227	JPM	01/21/26	6,729	—
NOK	8,304,591	USD	822,608	JPM	01/21/26	1,345	—
NZD	631,641	USD	362,919	CIT	01/21/26	965	—
NZD	7,702	USD	4,437	HSB	01/21/26	—	1
RON	2,005,612	USD	453,538	CIT	01/21/26	8,864	—
RON	718,230	USD	162,455	HSB	01/21/26	3,136	—
SEK	34,604	USD	3,657	MSC	01/21/26	105	—
SGD	28,029	USD	21,695	CIT	01/21/26	134	—
SGD	83,043	USD	64,392	CIT	01/21/26	283	—
SGD	33,268	USD	25,724	HSB	01/21/26	186	—
USD	1,087,348	AUD	1,668,531	HSB	01/21/26	—	26,259
USD	20,304	AUD	31,245	HSB	01/21/26	—	549
USD	78,370	AUD	120,292	MSC	01/21/26	—	1,915
USD	13,336	AUD	20,145	MSC	01/21/26	—	109
USD	35,626	CAD	49,802	HSB	01/21/26	—	690
USD	568,539	CAD	793,191	JPM	01/21/26	—	9,856
USD	32,000	CAD	44,975	JPM	01/21/26	—	796
USD	136,481	CAD	190,399	MSC	01/21/26	—	2,358

The accompanying notes are an integral part of these financial statements.

28   Annual Financial Statements

Lazard Retirement Global Dynamic Multi-Asset Portfolio (concluded)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	26,513	CAD	37,026	MSC	01/21/26	$—	$486
USD	6,800	CNH	47,735	HSB	01/21/26	—	49
USD	27,836	COP	109,592,000	HSB	01/21/26	—	938
USD	25,102	CZK	522,449	CIT	01/21/26	—	319
USD	45,916	CZK	964,552	HSB	01/21/26	—	1,016
USD	253,773	DKK	1,628,180	JPM	01/21/26	—	2,648
USD	27,007	DKK	173,292	MSC	01/21/26	—	285
USD	14,000	DKK	89,567	MSC	01/21/26	—	106
USD	147,000	EUR	127,404	HSB	01/21/26	—	2,839
USD	22,864	EUR	19,454	HSB	01/21/26	—	16
USD	11,836	EUR	10,068	HSB	01/21/26	—	5
USD	17,700	EUR	15,041	HSB	01/21/26	11	—
USD	49,960	GBP	37,476	HSB	01/21/26	—	554
USD	16,046	HUF	5,478,602	HSB	01/21/26	—	688
USD	204,007	ILS	668,993	HSB	01/21/26	—	6,052
USD	28,000	ILS	91,127	HSB	01/21/26	—	613
USD	248,523	ILS	815,346	JPM	01/21/26	—	7,490
USD	149,000	JPY	22,795,341	CIT	01/21/26	3,276	—
USD	1,043,772	JPY	157,289,855	CIT	01/21/26	38,263	—
USD	6,500	JPY	1,017,754	HSB	01/21/26	—	6
USD	16,002	MXN	299,575	CIT	01/21/26	—	609
USD	176,088	MXN	3,292,991	JPM	01/21/26	—	6,502
USD	34,000	MXN	637,389	JPM	01/21/26	—	1,342
USD	860,563	NOK	8,686,070	HSB	01/21/26	—	1,239
USD	481,679	NZD	838,387	HSB	01/21/26	—	1,311
USD	37,901	PEN	130,000	HSB	01/21/26	—	752
USD	13,929	PLN	51,418	HSB	01/21/26	—	392
USD	657,252	RON	2,906,468	CIT	01/21/26	—	12,846
USD	60,118	SGD	77,531	CIT	01/21/26	—	264
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$127,138	$143,882

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   29

Description	Shares	Fair Value

Lazard Retirement International Equity Portfolio

Common Stocks | 95.9%

Australia | 1.3%
Rio Tinto PLC	18,078	$1,442,352

Belgium | 1.4%
KBC Group NV	11,721	1,523,532

Canada | 2.3%
Gildan Activewear, Inc.	22,587	1,411,780
Suncor Energy, Inc.	23,955	1,063,232
		2,475,012

China | 2.8%
Contemporary Amperex Technology Co. Ltd., Class A	17,300	905,694
Li Ning Co. Ltd.	410,000	981,698
Tencent Holdings Ltd.	13,900	1,065,119
		2,952,511

Denmark | 1.0%
Novo Nordisk AS, Class B	20,987	1,069,766

France | 12.8%
Air Liquide SA	7,932	1,492,682
Bureau Veritas SA	48,761	1,552,818
Capgemini SE	7,282	1,205,991
Cie de Saint-Gobain SA	8,949	908,440
Engie SA	88,892	2,337,290
Legrand SA	8,494	1,262,259
Orange SA	121,913	2,034,139
Pernod Ricard SA	9,091	778,271
Societe Generale SA	15,741	1,268,219
Thales SA	3,107	839,202
		13,679,311

The accompanying notes are an integral part of these financial statements.

30   Annual Financial Statements

Description	Shares	Fair Value

Lazard Retirement International Equity Portfolio (continued)

Germany | 7.9%
Allianz SE	3,529	$1,618,640
Beiersdorf AG	9,610	1,057,540
Merck KGaA	10,106	1,450,626
MTU Aero Engines AG	2,487	1,037,371
Siemens AG	3,069	861,886
Siemens Healthineers AG (#)	24,814	1,302,175
Symrise AG	7,817	632,557
Zalando SE (#), (*)	18,003	534,527
		8,495,322

Greece | 2.1%
National Bank of Greece SA	149,695	2,280,097

Hong Kong | 3.2%
AIA Group Ltd.	214,600	2,204,262
Techtronic Industries Co. Ltd.	102,000	1,171,856
		3,376,118

Israel | 1.9%
Bank Hapoalim BM	89,934	2,034,669

Italy | 2.9%
Lottomatica Group SpA	38,343	1,006,197
UniCredit SpA	25,145	2,087,430
		3,093,627

Japan | 14.4%
Bandai Namco Holdings, Inc.	32,300	860,901
Ebara Corp.	31,900	752,411
FANUC Corp.	31,400	1,222,078
MatsukiyoCocokara & Co.	46,700	810,724
Mitsui Fudosan Co. Ltd.	89,300	1,016,002
Mizuho Financial Group, Inc.	54,600	1,982,619
Nippon Sanso Holdings Corp.	26,100	779,362
Nitori Holdings Co. Ltd.	41,500	726,462

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   31

Description	Shares	Fair Value

Lazard Retirement International Equity Portfolio (continued)

Otsuka Holdings Co. Ltd.	22,800	$1,288,077
Resona Holdings, Inc.	113,400	1,075,225
Shimadzu Corp.	62,700	1,669,826
Shin-Etsu Chemical Co. Ltd.	31,200	970,261
Suzuki Motor Corp.	67,400	1,001,021
Toyo Suisan Kaisha Ltd.	17,800	1,218,802
		15,373,771

Mexico | 0.9%
Arca Continental SAB de CV	85,100	920,966

Netherlands | 5.0%
ASML Holding NV	2,076	2,219,069
IMCD NV	9,055	823,783
ING Groep NV	38,411	1,079,779
Magnum Ice Cream Co. NV (*)	9,550	151,579
Universal Music Group NV	42,612	1,113,260
		5,387,470

South Africa | 1.0%
Anglo American PLC	26,839	1,106,019

South Korea | 2.1%
Samsung Electronics Co. Ltd.	26,714	2,226,460

Spain | 4.4%
Banco Santander SA	151,198	1,774,285
Bankinter SA	109,237	1,808,748
Industria de Diseno Textil SA	17,167	1,130,797
		4,713,830

Sweden | 2.4%
Hexagon AB, B Shares	122,305	1,446,630
Sandvik AB	33,993	1,101,040
		2,547,670

The accompanying notes are an integral part of these financial statements.

32   Annual Financial Statements

Description	Shares	Fair Value

Lazard Retirement International Equity Portfolio (continued)

Switzerland | 2.4%
ABB Ltd.	21,096	$1,559,444
Cie Financiere Richemont SA, Class A	4,915	1,060,736
		2,620,180

Taiwan | 1.1%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	3,711	1,127,736

United Kingdom | 16.2%
3i Group PLC	29,602	1,287,905
AstraZeneca PLC	12,679	2,335,370
Coca-Cola Europacific Partners PLC	11,144	1,016,008
Compass Group PLC	50,902	1,619,448
Croda International PLC	26,524	961,229
Howden Joinery Group PLC	122,608	1,365,259
IMI PLC	43,793	1,460,006
JD Sports Fashion PLC	377,507	428,639
Marks & Spencer Group PLC	223,432	993,902
RELX PLC	57,151	2,311,659
SSE PLC	27,722	812,874
Unilever PLC	42,444	2,775,046
		17,367,345

United States | 6.4%
Amcor PLC CDI	115,484	965,040
Aon PLC, Class A	4,543	1,603,134
Chubb Ltd.	2,888	901,402
CRH PLC	8,884	1,108,723
ICON PLC (*)	4,717	859,532
Medtronic PLC	14,146	1,358,865
		6,796,696

Total Common Stocks (Cost $80,389,719)		102,610,460

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   33

Description	Shares	Fair Value

Lazard Retirement International Equity Portfolio (concluded)

Preferred Stocks | 1.1%

Brazil | 1.1%
Itau Unibanco Holding SA (Cost $808,501)	161,071	$1,154,564

Short-Term Investments | 2.7%
Lazard Government Money Market Portfolio, 3.59% (7 day yield) (a) (Cost $2,936,825)	2,936,825	2,936,825

Total Investments | 99.7% (Cost $84,135,045)		$106,701,849

Cash and Other Assets in Excess of Liabilities | 0.3%		293,743

Net Assets | 100.0%		$106,995,592

(#)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 2025, these securities amounted to 1.7% of net assets of the Portfolio.

(*)	Non-income producing security.

(a)	Affiliated investment.

The accompanying notes are an integral part of these financial statements.

34   Annual Financial Statements

Description	Shares	Fair Value

Lazard Retirement US Small Cap Equity Select Portfolio

Common Stocks | 99.7%

Aerospace & Defense | 1.6%
StandardAero, Inc. (*)	5,332	$152,922

Automobile Components | 1.0%
Gentherm, Inc. (*)	2,606	94,780

Automobiles | 1.4%
Thor Industries, Inc.	1,237	127,003

Banks | 9.1%
Atlantic Union Bankshares Corp.	3,706	130,822
BankUnited, Inc.	4,291	191,250
Home BancShares, Inc.	5,193	144,261
Texas Capital Bancshares, Inc. (*)	1,822	164,964
Wintrust Financial Corp.	1,512	211,408
		842,705

Biotechnology | 7.9%
Arcutis Biotherapeutics, Inc. (*)	2,585	75,069
Aurinia Pharmaceuticals, Inc. (*)	4,362	69,574
Caris Life Sciences, Inc.	3,596	97,020
Disc Medicine, Inc. (*)	864	68,610
MapLight Therapeutics, Inc.	5,163	90,688
Rhythm Pharmaceuticals, Inc. (*)	654	70,004
Soleno Therapeutics, Inc. (*)	1,371	63,478
Vaxcyte, Inc. (*)	1,908	88,035
Xenon Pharmaceuticals, Inc. (*)	2,310	103,534
		726,012

Building Products | 1.1%
Janus International Group, Inc. (*)	15,862	103,738

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   35

Description	Shares	Fair Value

Lazard Retirement US Small Cap Equity Select Portfolio (continued)

Capital Markets | 5.0%
Bullish	2,516	$95,281
StepStone Group, Inc., Class A	2,763	177,302
Stifel Financial Corp.	1,485	185,951
		458,534

Commercial Services & Supplies | 4.0%
ABM Industries, Inc.	3,811	161,205
Casella Waste Systems, Inc., Class A (*)	2,087	204,401
		365,606

Communications Equipment | 1.9%
Lumentum Holdings, Inc. (*)	466	171,763

Construction & Engineering | 2.2%
Legence Corp., Class A	2,873	123,654
Primoris Services Corp.	643	79,822
		203,476

Construction Materials | 1.1%
Eagle Materials, Inc.	505	104,373

Consumer Finance | 1.4%
Figure Technology Solutions, Inc., Class A	3,267	133,424

Consumer Staples Distribution & Retail | 2.8%
BJ’s Wholesale Club Holdings, Inc. (*)	1,336	120,280
Chefs’ Warehouse, Inc. (*)	2,188	136,378
		256,658

Containers & Packaging | 2.2%
Graphic Packaging Holding Co.	6,319	95,164
TriMas Corp.	2,931	103,904
		199,068

The accompanying notes are an integral part of these financial statements.

36   Annual Financial Statements

Description	Shares	Fair Value

Lazard Retirement US Small Cap Equity Select Portfolio (continued)

Electrical Equipment | 3.1%
EnerSys	856	$125,618
Regal Rexnord Corp.	1,163	163,192
		288,810

Electronic Equipment, Instruments & Components | 5.2%
Advanced Energy Industries, Inc.	778	162,890
Coherent Corp. (*)	1,209	223,145
Mirion Technologies, Inc. (*)	3,874	90,729
		476,764

Energy Equipment & Services | 3.3%
Atlas Energy Solutions, Inc.	7,345	69,190
Cactus, Inc., Class A	2,808	128,269
Kodiak Gas Services, Inc.	2,875	107,525
		304,984

Entertainment | 1.5%
Roku, Inc. (*)	1,259	136,589

Ground Transportation | 1.4%
Landstar System, Inc.	898	129,043

Health Care Equipment & Supplies | 3.6%
Enovis Corp. (*)	6,202	165,221
Inspire Medical Systems, Inc. (*)	687	63,362
TransMedics Group, Inc. (*)	851	103,524
		332,107

Health Care Providers & Services | 1.3%
Guardian Pharmacy Services, Inc., Class A (*)	4,011	120,691

Health Care Technology | 2.3%
Certara, Inc. (*)	9,105	80,215
Doximity, Inc., Class A (*)	2,905	128,634
		208,849

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   37

Description	Shares	Fair Value

Lazard Retirement US Small Cap Equity Select Portfolio (continued)

Hotels, Restaurants & Leisure | 5.0%
First Watch Restaurant Group, Inc. (*)	13,200	$199,056
Kura Sushi USA, Inc., Class A (*)	1,949	101,991
Wyndham Hotels & Resorts, Inc.	2,146	162,152
		463,199

Insurance | 2.2%
First American Financial Corp.	3,252	199,803

IT Services | 3.2%
DigitalOcean Holdings, Inc. (*)	6,161	296,467

Leisure Products | 1.5%
Brunswick Corp.	1,915	142,170

Life Sciences Tools & Services | 0.8%
Maravai LifeSciences Holdings, Inc., Class A (*)	22,611	73,486

Machinery | 6.8%
Gates Industrial Corp. PLC (*)	6,114	131,268
Middleby Corp. (*)	1,145	170,227
Nordson Corp.	549	131,996
Toro Co.	2,484	195,540
		629,031

Media | 1.7%
NIQ Global Intelligence PLC	9,477	156,276

Oil, Gas & Consumable Fuels | 1.1%
Antero Resources Corp. (*)	2,868	98,831

Pharmaceuticals | 0.8%
Axsome Therapeutics, Inc. (*)	399	72,873

The accompanying notes are an integral part of these financial statements.

38   Annual Financial Statements

Description	Shares	Fair Value

Lazard Retirement US Small Cap Equity Select Portfolio (concluded)

Semiconductors & Semiconductor Equipment | 4.6%
Credo Technology Group Holding Ltd. (*)	487	$70,075
Diodes, Inc. (*)	2,727	134,550
Onto Innovation, Inc. (*)	619	97,715
Rambus, Inc. (*)	1,351	124,143
		426,483

Software | 3.4%
SPS Commerce, Inc. (*)	764	68,095
Zeta Global Holdings Corp., Class A (*)	12,233	248,942
		317,037

Specialized REITs | 2.0%
CubeSmart	5,233	188,650

Specialty Retail | 2.2%
Floor & Decor Holdings, Inc., Class A (*)	3,316	201,911

Total Common Stocks (Cost $8,454,875)		9,204,116

Short-Term Investments | 1.6%
Lazard Government Money Market Portfolio, 3.59% (7 day yield) (a) (Cost $144,272)	144,272	144,272

Total Investments | 101.3% (Cost $8,599,147)		$9,348,388

Liabilities in Excess of Cash and Other Assets | (1.3)%		(121,850)

Net Assets | 100.0%		$9,226,538

(*)	Non-income producing security.

(a)	Affiliated investment.

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   39

Lazard Retirement Series, Inc. Abbreviations
December 31, 2025

Security Abbreviations:

ADR	— American Depositary Receipt
CDI	— CHESS Depositary Interest
CDOR	— Canadian Dollar Offered Rate
ETF	— Exchange-Traded Fund
GDR	— Global Depositary Receipt
PJSC	— Public Joint Stock Company
PRIBOR	— Prague Interbank Offered Rate
REIT	— Real Estate Investment Trust
SOFR	— Secured Overnight Financing Rate
WIBOR	— Warsaw Interbank Offered Rate

Currency Abbreviations:

AUD	— Australian Dollar	INR	— Indian Rupee
BRL	— Brazilian Real	JPY	— Japanese Yen
CAD	— Canadian Dollar	KRW	— South Korean Won
CHF	— Swiss Franc	MXN	— Mexican New Peso
CLP	— Chilean Peso	NOK	— Norwegian Krone
CNH	— Chinese Yuan Renminbi	NZD	— New Zealand Dollar
CNY	— Chinese Yuan	PEN	— Peruvian Nuevo Sol
COP	— Colombian Peso	PLN	— Polish Zloty
CZK	— Czech Koruna	RON	— New Romanian Leu
DKK	— Danish Krone	SEK	— Swedish Krona
EUR	— Euro	SGD	— Singapore Dollar
GBP	— British Pound Sterling	THB	— Thai Baht
HUF	— Hungarian Forint	TRY	— Turkish Lira
IDR	— Indonesian Rupiah	USD	— United States Dollar
ILS	— Israeli Shekel

Counterparty Abbreviations:

CIT	— Citibank N.A.
HSB	— HSBC Bank USA N.A.
JPM	— JPMorgan Chase Bank N.A.
MSC	— Morgan Stanley & Co.

The accompanying notes are an integral part of these financial statements.

40   Annual Financial Statements

Lazard Retirement Series, Inc. Statements of Assets and Liabilities

December 31, 2025	Lazard Retirement Emerging Markets Equity Portfolio	Lazard Retirement Global Dynamic Multi-Asset Portfolio

ASSETS
Investments in securities, at fair value:
Unaffiliated issuers	$397,612,455	$17,085,829
Affiliated issuers (Note 5)	19,021,474	1,028,627
Cash	—	117
Foreign currency, at fair value	176,789	1,297
Receivables for:
Dividends and interest	1,095,335	317,608
Capital stock sold	1,079,371	446
Investments sold	1,289	—
Gross unrealized appreciation on forward currency contracts	—	127,138
Total assets	418,986,713	18,561,062

LIABILITIES
Due to custodian	129,178	—
Payables for:
Foreign capital gains taxes	823,598	—
Management fees	361,886	3,806
Accrued custodian fees	74,207	89,056
Accrued professional services	56,746	68,759
Accrued distribution fees	56,469	11,734
Accrued administration fees	41,340	31,897
Accrued shareholders' reports	24,900	21,095
Accrued directors' fees	—	1,089
Capital stock redeemed	632,095	359,360
Investments purchased	160,950	—
Gross unrealized depreciation on forward currency contracts	—	143,882
Other accrued expenses and payables	10,217	13,297
Total liabilities	2,371,586	743,975
Net assets	$416,615,127	$17,817,087

NET ASSETS
Paid in capital	$283,302,018	$4,947,430
Distributable earnings (Accumulated loss)	133,313,109	12,869,657
Net assets	$416,615,127	$17,817,087

Service Shares
Net assets	$248,509,760	$17,045,910
Shares of capital stock outstanding*	8,318,245	1,176,113
Net asset value, offering and redemption price per share	$29.88	$14.49

Investor Shares
Net assets	$168,105,367	$771,177
Shares of capital stock outstanding*	5,696,492	52,905
Net asset value, offering and redemption price per share	$29.51	$14.58

Cost of unaffiliated issuers	$280,606,585	$11,953,037
Cost of affiliated issuers	$19,021,474	$1,040,777
Cost of foreign currency	$178,560	$1,299

*	$0.001 par value, 2,550,000,000 shares authorized for the Portfolios in total.

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   41

Lazard Retirement International Equity Portfolio	Lazard Retirement US Small Cap Equity Select Portfolio

$103,765,024	$9,204,116
2,936,825	144,272
589	4
2,509	—

666,320	2,942
24,342	1,727
—	25,601

—	—
107,395,609	9,378,662

—	—

—	—
72,709	2,138
25,167	12,644
47,539	33,231
23,937	2,779
21,408	13,765
9,068	12,282
91	199
192,497	6,639
—	63,131

—	—
7,601	5,316
400,017	152,124
$106,995,592	$9,226,538

$69,071,324	$7,856,947
37,924,268	1,369,591
$106,995,592	$9,226,538

$106,995,592	$9,226,538
9,125,708	712,421

$11.72	$12.95

—	—
—	—

—	—

$81,198,220	$8,454,875
$2,936,825	$144,272
$2,512	$—

42   Annual Financial Statements

Lazard Retirement Series, Inc. Statements of Operations

For the Year Ended December 31, 2025	Lazard Retirement Emerging Markets Equity Portfolio	Lazard Retirement Global Dynamic Multi-Asset Portfolio

Investment Income
Dividends:
Unaffiliated issuers*	$14,404,193	$2,042,454
Affiliated issuers(a)	91,686	24,485
Interest*	228,310	2,977,399
Total investment income	14,724,189	5,044,338

Expenses
Management fees (Note 3)	3,376,832	1,279,351
Distribution fees (Service Shares)	564,034	423,881
Professional services	176,589	146,706
Custodian fees	105,880	115,834
Administration fees	59,496	47,577
Shareholders' reports	44,014	38,846
Directors' fees and expenses	29,739	22,562
Shareholders' services	27,846	21,133
Other	13,502	12,620
Total gross expenses	4,397,932	2,108,510
Management fees waived and expenses reimbursed	(3,646)	(318,961)
Total net expenses	4,394,286	1,789,549
Net investment income (loss)	10,329,903	3,254,789

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments**	23,990,066	38,761,770
Affiliated issuers(a)	—	(812)
Foreign currency transactions	(218,000)	(17,863)
Forward currency contracts	—	(346,782)
Total net realized gain (loss)	23,772,066	38,396,313
Net change in unrealized appreciation (depreciation) on:
Investments†	84,250,551	(20,788,959)
Affiliated issuers(a)	—	(12,150)
Foreign currency translations	13,722	53,789
Forward currency contracts	—	104,229
Total net change in unrealized appreciation (depreciation)	84,264,273	(20,643,091)
Net realized and unrealized gain (loss)	108,036,339	17,753,222
Net increase (decrease) in net assets resulting from operations	$118,366,242	$21,008,011
* Net of foreign withholding taxes paid (reclaimed)	$1,619,295	$106,717
** Net of foreign capital gains taxes of	$67,037	$—
† Includes net change in foreign capital gains taxes of	$(340,515)	$—

(a)	See Note 5 for information on affiliated issuers.

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   43

Lazard Retirement International Equity Portfolio		Lazard Retirement US Small Cap Equity Select Portfolio

$3,019,537	#	$321,673
21,635		1,841
63,996		14,723
3,105,168		338,237

853,714		236,667
284,572		78,889
108,384		60,354
17,644		2,713
31,515		21,231
17,365		17,635
13,802		8,196
16,262		13,251
8,713		4,523
1,351,971		443,459
(91,048)		(96,348)
1,260,923		347,111
1,844,245		(8,874)

18,498,590		1,067,069
—		—
12,596		—
—		—
18,511,186		1,067,069

11,765,173		(2,094,736)
—		—
71,519		—
—		—

11,836,692		(2,094,736)
30,347,878		(1,027,667)

$32,192,123		$(1,036,541)
$268,867	#	$—
$—		$—

$—		$—

#	Dividend income for Lazard Retirement International Equity Portfolio includes $47,112 of refunds received as a result of European Union dividend withholding tax reclaim filings. The amount of foreign withholding taxes without such refunds from European Union dividend withholding tax reclaim filings would have been $315,979. Refer to Note 2(b) in the Notes to Financial Statements for further information.

44   Annual Financial Statements

Lazard Retirement Series, Inc. Statements of Changes in Net Assets

	Lazard Retirement Emerging Markets Equity Portfolio
	Year Ended December 31, 2025	Year Ended December 31, 2024

Increase (Decrease) in Net Assets From Operations
Net investment income (loss)	$10,329,903	$11,086,872
Net realized gain (loss)	23,772,066	15,353,318
Net change in unrealized appreciation (depreciation)	84,264,273	(2,451,527)
Net increase (decrease) in net assets resulting from operations	118,366,242	23,988,663

Distributions to shareholders (Note 2(e))
Net investment income and/or net realized gains
Service Shares	(6,141,349)	(7,457,769)
Investor Shares	(3,530,073)	(3,304,876)
Net decrease in net assets resulting from distributions	(9,671,422)	(10,762,645)

Capital stock transactions
Net proceeds from sales
Service Shares	21,194,397	22,684,215
Investor Shares	63,975,032	5,766,927
Net proceeds from reinvestment of distributions
Service Shares	6,141,349	7,457,769
Investor Shares	3,530,073	3,304,876
Cost of shares redeemed
Service Shares	(59,599,495)	(62,435,399)
Investor Shares	(22,408,588)	(18,137,517)
Net increase (decrease) in net assets from capital stock transactions	12,832,768	(41,359,129)
Total increase (decrease) in net assets	121,527,588	(28,133,111)
Net assets at beginning of period	295,087,539	323,220,650
Net assets at end of period	$416,615,127	$295,087,539

Shares issued and redeemed
Service Shares
Shares outstanding at beginning of period	9,609,618	11,086,878
Shares sold	832,495	1,024,305
Shares issued to shareholders from reinvestment of distributions	233,423	332,491
Shares redeemed	(2,357,291)	(2,834,056)
Net increase (decrease)	(1,291,373)	(1,477,260)
Shares outstanding at end of period	8,318,245	9,609,618

Investor Shares
Shares outstanding at beginning of period	4,068,065	4,485,531
Shares sold	2,398,149	266,557
Shares issued to shareholders from reinvestment of distributions	135,929	149,204
Shares redeemed	(905,651)	(833,227)
Net increase (decrease)	1,628,427	(417,466)
Shares outstanding at end of period	5,696,492	4,068,065

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   45

Lazard Retirement Global Dynamic Multi-Asset Portfolio		Lazard Retirement International Equity Portfolio
Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024

$3,254,789	$3,906,785	$1,844,245	$1,729,545
38,396,313	18,357,552	18,511,186	5,595,196
(20,643,091)	(2,267,270)	11,836,692	(381,654)

21,008,011	19,997,067	32,192,123	6,943,087

(7,874,821)	—	(6,595,753)	(3,396,900)
(41,623)	—	—	—
(7,916,444)	—	(6,595,753)	(3,396,900)

9,954,452	9,202,056	18,952,209	8,619,297
158,339	144,719	—	—

7,874,821	—	6,595,753	3,396,900
41,623	—	—	—

(232,105,265)	(56,951,363)	(45,053,352)	(29,152,982)
(441,708)	(128,606)	—	—

(214,517,738)	(47,733,194)	(19,505,390)	(17,136,785)
(201,426,171)	(27,736,127)	6,090,980	(13,590,598)
219,243,258	246,979,385	100,904,612	114,495,210
$17,817,087	$219,243,258	$106,995,592	$100,904,612

16,787,427	20,541,409	10,839,522	12,599,414
731,778	717,880	1,786,563	899,055

576,066	—	593,677	347,687
(16,919,158)	(4,471,862)	(4,094,054)	(3,006,634)
(15,611,314)	(3,753,982)	(1,713,814)	(1,759,892)
1,176,113	16,787,427	9,125,708	10,839,522

68,917	67,328	—	—
11,603	11,505	—	—

3,031	—	—	—
(30,646)	(9,916)	—	—
(16,012)	1,589	—	—
52,905	68,917	—	—

46   Annual Financial Statements

	Lazard Retirement US Small Cap Equity Select Portfolio
	Year Ended December 31, 2025	Year Ended December 31, 2024

Increase (Decrease) in Net Assets From Operations
Net investment income (loss)	$(8,874)	$(114,208)
Net realized gain (loss)	1,067,069	5,267,321
Net change in unrealized appreciation (depreciation)	(2,094,736)	(791,650)
Net increase (decrease) in net assets resulting from operations	(1,036,541)	4,361,463

Distributions to shareholders (Note 2(e))
Net investment income and/or net realized gains Service Shares	(4,736,177)	(1,471,884)
Net increase (decrease) in net assets resulting from distributions	(4,736,177)	(1,471,884)

Capital stock transactions
Net proceeds from sales
Service Shares	3,232,539	1,791,502
Net proceeds from reinvestment of distributions
Service Shares	4,736,177	1,471,884
Cost of shares redeemed
Service Shares	(33,352,592)	(7,413,186)
Net increase (decrease) in net assets from capital stock transactions	(25,383,876)	(4,149,800)
Total increase (decrease) in net assets	(31,156,594)	(1,260,221)
Net assets at beginning of period	40,383,132	41,643,353
Net assets at end of period	$9,226,538	$40,383,132

Shares issued and redeemed
Service Shares
Shares outstanding at beginning of period	2,793,452	3,085,276
Shares sold	238,598	127,012
Shares issued to shareholders from reinvestment of distributions	387,259	106,350
Shares redeemed	(2,706,888)	(525,186)
Net increase (decrease)	(2,081,031)	(291,824)
Shares outstanding at end of period	712,421	2,793,452

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   47

Lazard Retirement Series, Inc. Financial Highlights

LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO

Selected data for a share of capital stock outstanding	Year Ended
throughout each period	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21

Service Shares
Net asset value, beginning of period	$21.65	$20.83	$17.92	$21.86	$21.12
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.76	0.75	0.74	0.89	0.61
Net realized and unrealized gain (loss)	8.19	0.82	3.14	(4.18)	0.55

Total from investment operations	8.95	1.57	3.88	(3.29)	1.16
Less distributions from:
Net investment income	(0.72)	(0.75)	(0.97)	(0.65)	(0.42)

Total distributions	(0.72)	(0.75)	(0.97)	(0.65)	(0.42)

Net asset value, end of period	$29.88	$21.65	$20.83	$17.92	$21.86
Total Return (b)	41.77%	7.43%	22.27%	–15.12%	5.52%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$248,510	$208,054	$230,885	$219,359	$290,586
Ratios to average net assets:
Net expenses	1.38%	1.40%	1.42%	1.38%	1.38%
Gross expenses	1.39%	1.41%	1.42%	1.38%	1.38%
Net investment income (loss)	2.99%	3.41%	3.81%	4.65%	2.72%
Portfolio turnover rate	30%	23%	25%	25%	35%

The accompanying notes are an integral part of these financial statements.

48   Annual Financial Statements

Selected data for a share of capital stock outstanding	Year Ended
throughout each period	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21

Investor Shares
Net asset value, beginning of period	$21.39	$20.59	$17.72	$21.64	$20.91
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.81	0.79	0.79	0.94	0.66
Net realized and unrealized gain (loss)	8.09	0.82	3.10	(4.16)	0.55

Total from investment operations	8.90	1.61	3.89	(3.22)	1.21

Less distributions from:
Net investment income	(0.78)	(0.81)	(1.02)	(0.70)	(0.48)

Total distributions	(0.78)	(0.81)	(1.02)	(0.70)	(0.48)

Net asset value, end of period	$29.51	$21.39	$20.59	$17.72	$21.64
Total Return (b)	42.12%	7.68%	22.61%	–14.96%	5.80%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$168,105	$87,033	$92,335	$82,189	$104,568
Ratios to average net assets:
Net expenses	1.13%	1.15%	1.17%	1.13%	1.14%
Gross expenses	1.14%	1.16%	1.17%	1.13%	1.14%
Net investment income (loss)	3.19%	3.63%	4.08%	4.94%	2.97%
Portfolio turnover rate	30%	23%	25%	25%	35%

(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C Global Investor and Distribution Solutions (“SS&C GIDS”); without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Performance information does not reflect the fees and charges imposed by participating insurance companies at the separate account level, and such charges will have the effect of reducing performance.

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   49

LAZARD RETIREMENT GLOBAL DYNAMIC MULTI-ASSET PORTFOLIO

Selected data for a share of capital stock outstanding	Year Ended
throughout each period	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21

Service Shares
Net asset value, beginning of period	$13.01	$11.98	$11.44	$14.72	$13.53
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.26	0.21	0.22	0.19	0.12
Net realized and unrealized gain (loss)	1.75	0.82	0.97	(2.72)	1.48

Total from investment operations	2.01	1.03	1.19	(2.53)	1.60
Less distributions from:
Net investment income	(0.15)	—	—	(0.01)	(0.41)
Net realized gains	(0.38)	—	(0.65)	(0.74)	—

Total distributions	(0.53)	—	(0.65)	(0.75)	(0.41)

Net asset value, end of period	$14.49	$13.01	$11.98	$11.44	$14.72
Total Return (b)	15.72%	8.60%	10.81%	–17.38%	11.94%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$17,046	$218,342	$246,170	$263,766	$343,765
Ratios to average net assets:
Net expenses	1.05%	1.05%	1.05%	1.05%	1.05%
Gross expenses	1.23%	1.21%	1.24%	1.19%	1.20%
Net investment income (loss)	1.91%	1.65%	1.88%	1.55%	0.82%
Portfolio turnover rate	93%	63%	92%	87%	75%

The accompanying notes are an integral part of these financial statements.

50   Annual Financial Statements

Selected data for a share of capital stock outstanding	Year Ended
throughout each period	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21

Investor Shares
Net asset value, beginning of period	$13.07	$12.03	$11.46	$14.75	$13.53
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.27	0.23	0.24	0.21	0.14
Net realized and unrealized gain (loss)	1.79	0.81	0.98	(2.73)	1.49

Total from investment operations	2.06	1.04	1.22	(2.52)	1.63
Less distributions from:
Net investment income	(0.17)	—	—	(0.03)	(0.41)
Net realized gains	(0.38)	—	(0.65)	(0.74)	—

Total distributions	(0.55)	—	(0.65)	(0.77)	(0.41)

Net asset value, end of period	$14.58	$13.07	$12.03	$11.46	$14.75
Total Return (b)	16.06%	8.65%	11.06%	–17.28%	12.16%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$771	$901	$810	$567	$543
Ratios to average net assets:
Net expenses	0.90%	0.90%	0.90%	0.90%	0.90%
Gross expenses	1.45%	1.52%	1.81%	1.88%	2.21%
Net investment income (loss)	1.93%	1.80%	2.03%	1.73%	0.95%
Portfolio turnover rate	93%	63%	92%	87%	75%

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   51

(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Performance information does not reflect the fees and charges imposed by participating insurance companies at the separate account level, and such charges will have the effect of reducing performance.

The accompanying notes are an integral part of these financial statements.

52   Annual Financial Statements

LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO

Selected data for a share of capital stock outstanding	Year Ended
throughout each period	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21

Service Shares
Net asset value, beginning of period	$9.31	$9.09	$7.95	$11.00	$10.62
Income (Loss) from investment operations:
Net investment income (loss)	0.19	0.17	0.15	0.16	0.31
Net realized and unrealized gain (loss)	2.86	0.35	1.10	(1.80)	0.31

Total from investment operations	3.05	0.52	1.25	(1.64)	0.62
Less distributions from:
Net investment income	(0.23)	(0.28)	(0.11)	(0.35)	(0.11)
Net realized gains	(0.41)	(0.02)	—	(1.06)	(0.13)
Total distributions	(0.64)	(0.30)	(0.11)	(1.41)	(0.24)

Net asset value, end of period	$11.72	$9.31	$9.09	$7.95	$11.00
Total Return (a)	33.12%	5.63%	15.88%	–15.01%	5.83%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$106,996	$100,905	$114,495	$110,768	$139,609
Ratios to average net assets:
Net expenses	1.11%	1.09%	1.21%	1.11%	1.10%
Gross expenses	1.19%	1.20%	1.32%	1.19%	1.18%
Net investment income (loss)	1.62%	1.54%	1.71%	1.62%	2.73%
Portfolio turnover rate	45%	39%	41%	31%	37%

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   53

(a)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Performance information does not reflect the fees and charges imposed by participating insurance companies at the separate account level, and such charges will have the effect of reducing performance.

The accompanying notes are an integral part of these financial statements.

54   Annual Financial Statements

LAZARD RETIREMENT US SMALL CAP EQUITY SELECT PORTFOLIO

Selected data for a share of capital stock outstanding	Year Ended
throughout each period	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21

Service Shares
Net asset value, beginning of period	$14.46	$13.50	$12.27	$19.47	$16.27
Income (Loss) from investment operations:
Net investment income (loss)	(0.01)	(0.04)	— (a)	(0.01)	(0.03)
Net realized and unrealized gain (loss)	0.22 (b)	1.52	1.23	(2.64)	3.26

Total from investment operations	0.21	1.48	1.23	(2.65)	3.23
Less distributions from:
Net investment income	—	—	—	—	(0.01)
Net realized gains	(1.72)	(0.52)	—	(4.55)	(0.02)
Total distributions	(1.72)	(0.52)	—	(4.55)	(0.03)

Net asset value, end of period	$12.95	$14.46	$13.50	$12.27	$19.47
Total Return (c)	2.18%	11.12%	10.02%	–15.52%	19.87%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$9,227	$40,383	$41,643	$38,185	$51,622
Ratios to average net assets:
Net expenses	1.10%	1.12%	1.15%	1.15%	1.15%
Gross expenses	1.41%	1.35%	1.38%	1.32%	1.29%
Net investment income (loss)	–0.03%	–0.28%	0.04%	–0.07%	–0.17%
Portfolio turnover rate	89%	98%	63%	34%	61%

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   55

(a)	Amount is less than $0.01 per share.
(b)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales and repurchases of Portfolio shares in relation to fluctuating market values for investments held by the Portfolio.
(c)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Performance information does not reflect the fees and charges imposed by participating insurance companies at the separate account level, and such charges will have the effect of reducing performance.

The accompanying notes are an integral part of these financial statements.

56   Annual Financial Statements

Lazard Retirement Series, Inc. Notes to Financial Statements
December 31, 2025

1. Organization

Lazard Retirement Series, Inc. was incorporated in Maryland on February 13, 1997 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund, comprised of nineteen no-load portfolios (each referred to as a “Portfolio”), is currently offered only to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies. Portfolio shares may also be offered to certain qualified pension and retirement plans and accounts permitting accumulation of assets on a tax-deferred basis. As of December 31, 2025, only the following four Portfolios, each of which is “diversified”, as defined in the 1940 Act, are offered: Lazard Retirement Emerging Markets Equity Portfolio, Lazard Retirement Global Dynamic Multi-Asset Portfolio, Lazard Retirement International Equity Portfolio, and Lazard Retirement US Small Cap Equity Select Portfolio.

The other fifteen Portfolios have not commenced operations. Each Portfolio offers Service Shares and Emerging Markets Equity and Global Dynamic Multi-Asset also offer Investor Shares. Investor Shares and Service Shares are identical, except as to the services offered to, and expenses borne by, each class of shares.

2. Significant Accounting Policies

The accompanying financial statements are presented in conformity with GAAP. The Portfolios are investment companies and therefore apply specialized accounting guidance in accordance with Accounting Standards Codification Topic 946. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of the financial statements:

(a) Valuation of Investments—Equity securities traded on a securities exchange or market, including exchange-traded option contracts, rights and warrants, and exchange traded funds, are valued at the last reported sales price (for U.S. listed equity securities) or the closing price (for non-U.S. listed equity securities) on the exchange or market on which the security is principally traded or, for securities trading on the Nasdaq, the

Annual Financial Statements   57

Nasdaq Official Closing Price. If there is no available closing price for a non-U.S. listed equity security, the last reported sales price is used. If there are no reported sales of a security on the valuation date, the security is valued at the most recent quoted bid price on such date reported by such principal exchange or market. Forward currency contracts generally are valued using quotations from an independent pricing service. Investments in money market funds are valued at the fund’s net asset value (“NAV”) per share.

Bonds and other fixed-income securities that are not exchange-traded are valued on the basis of prices provided by independent pricing services which are based on, among other things, trading in securities with similar characteristics, brokers’ quotations and/or a matrix system which considers such factors as other security prices, yields and maturities.

Trading on certain non-U.S. securities exchanges or markets, such as those in Europe and Asia, ordinarily may be completed before the close of business on each business day in New York (i.e., a day on which the New York Stock Exchange (the “NYSE”) is open). In addition, securities in non-U.S. countries, may not trade on all business days in New York and on which the NAV of a Portfolio is calculated.

Events occurring after the close of trading on foreign exchanges may affect the fair value of foreign securities as of the close of regular trading on the NYSE, when the Portfolios’ NAVs are calculated. When valuing foreign equity securities, the Portfolios use an independent pricing service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments, which have a strong correlation to the fair-valued securities.

The Board of Directors (the “Board”) has designated Lazard Asset Management LLC (the “Investment Manager”) to perform fair value determinations pursuant to Rule 2a-5 under the 1940 Act. The Investment Manager has created a Valuation Sub-Committee of its Valuation and Liquidity Committee, which may evaluate a variety of factors to determine the fair value of securities for which

58   Annual Financial Statements

market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Investment Manager’s portfolio management team also will be considered. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ NAVs.

(b) Portfolio Securities Transactions and Investment Income—Portfolio securities transactions are accounted for on trade date. Realized gain (loss) on sales of investments are recorded on a specific identification basis. Dividend income is recorded on the ex-dividend date except for certain dividends from non-U.S. securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by a Portfolio. Interest income, if any, is accrued daily. A Portfolio amortizes premiums and accretes discounts on fixed-income securities using the effective yield method.

A Portfolio may be subject to taxes imposed by non-U.S. countries in which it invests. Such taxes are generally based upon income earned or capital gains (realized and/or unrealized). An affected Portfolio accrues and applies such taxes to net investment income, net realized gains and net unrealized gains concurrent with the recognition of income earned or capital gains (realized and/or unrealized) from the applicable portfolio securities.

As a result of several court cases in certain countries across the European Union, some Portfolios have filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the European Union, as well as a number of related judicial proceedings. Uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these claims, and the potential timing of payment, and accordingly no amounts are reflected in the financial statements until a positive decision has been awarded, at which time the amount will be

Annual Financial Statements   59

recorded within dividend income on the Statements of Operations. Such amounts, if and when recorded, would increase dividend income, resulting in an increase in a Portfolio’s NAV per share.

(c) Foreign Currency Translation and Forward Currency Contracts—The accounting records of the Portfolios are maintained in U.S. dollars. Portfolio securities and other assets and liabilities denominated in a foreign currency are translated daily into U.S. dollars at the prevailing rates of exchange. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rates on the respective transaction dates.

The Portfolios do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in their market prices. Such fluctuations are included in net realized and unrealized gain (loss) on investments.

A forward currency contract is an agreement between two parties to buy or sell currency at a set price on a future date. Daily fluctuations in the value of forward currency contracts are recorded as unrealized appreciation (depreciation) on forward currency contracts. When the contract is closed, the Portfolio records a realized gain (loss) equal to the difference between the value at the time it was opened and the value at the time it was closed. Net realized gain (loss) on foreign currency transactions and forward currency contracts represent net foreign currency gain (loss) from forward currency contracts, disposition of foreign currencies, currency gain (loss) realized between the trade and settlement dates on securities transactions, and the difference between the amount of dividends, interest and foreign withholding taxes recorded on the Portfolios’ accounting records and the U.S. dollar equivalent amounts actually received or paid. Net change in unrealized appreciation (depreciation) on foreign currency translations reflects the impact of changes in exchange rates on the value of assets and liabilities, other than investments in securities, during the period.

60   Annual Financial Statements

During the year ended December 31, 2025, Global Dynamic Multi-Asset traded in forward currency contracts.

(d) Federal Income Taxes—The Fund’s policy is for each Portfolio to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute all of its taxable income, including any net realized capital gains, to shareholders. Therefore, no federal income tax provision is required.

At December 31, 2025, none of the Portfolios had unused realized capital loss carryovers.

During the year ended December 31, 2025, the following Portfolio utilized realized capital loss carryovers from previous years as follows:

Portfolio	Amounts
Emerging Markets Equity	$14,042,278

Post-October capital losses or certain late-year ordinary losses, as defined by the Code, within the taxable year may be deferred and treated as occurring on the first day of the following tax year. For the tax year ended December 31, 2025, the Portfolios had no such losses to defer.

For federal income tax purposes, the aggregate cost, aggregate gross unrealized appreciation, aggregate gross unrealized depreciation and the net unrealized appreciation (depreciation) were as follows:

Portfolio	Aggregate Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Emerging Markets Equity	$302,065,705	$129,391,448	$14,823,621	$114,567,827
Global Dynamic Multi-Asset	13,262,389	5,283,808	434,242	4,849,566
International Equity	84,984,921	25,085,646	3,368,718	21,716,928
US Small Cap Equity Select	8,907,353	1,290,553	849,518	441,035

Annual Financial Statements   61

Management has analyzed the Portfolios’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on tax returns filed for any open tax years (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitations. Each Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

(e) Dividends and Distributions—For each Portfolio, income dividends, if any, will be declared and paid annually. During any particular year, net realized gains from investment transactions in excess of available capital loss carryforwards would be taxable to the Portfolios, if not distributed. The Portfolios intend to declare and distribute these amounts, at least annually, to shareholders, but may be distributed more frequently. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Income and capital gains distributions are determined in accordance with federal income tax regulations which may differ from GAAP. These book/tax differences, which may result in distribution reclassifications, are primarily due to differing treatments of foreign currency transactions, certain expenses, currency straddles, wash sales, forward contracts being marked to market, net operating losses, passive foreign investment companies, distribution redesignations, capital loss carryforwards, equalization, foreign bond bifurcation, return of capital distributions, premium amortization, non-deductible organization expenses and distributions from real estate investment trusts.

62   Annual Financial Statements

The book/tax differences relating to shareholder distributions resulted in reclassifications among certain capital accounts as follows:

Portfolio	Paid in Capital	Total Distributable Earnings
Emerging Markets Equity	$941,294	$(941,294)
Global Dynamic Multi-Asset	33,158,730	(33,158,730)
International Equity	3,530,854	(3,530,854)
US Small Cap Equity Select	81,116	(81,116)

The tax character of dividends and distributions paid during the years ended December 31, were as follows:

	Ordinary Income		Long-Term Capital Gain
Portfolio	2025	2024	2025	2024
Emerging Markets Equity	$9,671,422	$10,762,645	$—	$—
Global Dynamic Multi-Asset	3,024,091	—	4,892,353	—
International Equity	2,923,549	3,142,597	3,672,204	254,303
US Small Cap Equity Select	2,135,277	—	2,600,900	1,471,884

At December 31, 2025, the components of distributable earnings (accumulated loss), on a tax basis, were as follows:

Portfolio	Undistributed Ordinary (Income/ Deferred Ordinary Losses)	Undistributed Long-Term Capital Gain (Deferred Capital Losses)	Net Unrealized Appreciation (Depreciation) Including Foreign Currency
Emerging Markets Equity	$10,765,151	$8,806,646	$113,741,312
Global Dynamic Multi-Asset	8,001,510	—	4,868,147
International Equity	4,468,317	11,686,073	21,769,878
US Small Cap Equity Select	215,570	712,986	441,035

(f) Allocation of Expenses—Expenses common to the Fund, Lazard Active ETF Trust, The Lazard Funds, Inc., and Lazard Global Total Return and Income Fund, Inc. (each a “Lazard Fund” and collectively, the “Lazard Fund Complex”), each a registered management investment company advised by the Investment Manager, not directly chargeable to one or more specific Lazard Funds are allocated to the Fund and among its Portfolios primarily on the basis of relative net assets. Expenses of the Fund

Annual Financial Statements   63

not directly chargeable to one or more Portfolios are similarly allocated among the Portfolios primarily on the basis of relative net assets. The Portfolios accrue distribution and service (12b-1) fees to Service Shares. Each Portfolio’s income, expenses (other than class specific expenses) and realized and unrealized gains and losses are allocated proportionally each day between its classes (if applicable) based upon the relative net assets of each class.

(g) Estimates—The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates.

(h) Net Asset Value—The NAV per share for each class of each Portfolio is determined each day the NYSE is open for trading as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time). The Fund will not treat an intraday unscheduled disruption in NYSE trading as a closure of the NYSE, and will price its shares as of 4:00 p.m., if the particular disruption directly affects only the NYSE. The NAV per share of a class is determined by dividing the value of the total assets of the Portfolio represented by such class, less all liabilities, by the total number of Portfolio shares of such class outstanding.

3. Investment Management, Administration, Custody, Distribution and Transfer Agency Agreements

The Fund, on behalf of the Portfolios, has entered into an investment management agreement (the “Management Agreement”) with the Investment Manager. Pursuant to the Management Agreement, the Investment Manager manages the investment operations and the assets of each Portfolio, including the purchase, retention and disposition thereof, in accordance with the Portfolio’s investment objectives, policies, and restrictions, and provides the Portfolios with administrative, operational and compliance assistance services. For its services

64   Annual Financial Statements

provided to the Portfolios, the Investment Manager earns a management fee, accrued daily as a percentage of each Portfolio’s average daily net assets and payable by each Portfolio monthly, at the annual rate set forth below:

Portfolio	Annual Rate
Emerging Markets Equity	1.00%
Global Dynamic Multi-Asset	0.75
International Equity	0.75
US Small Cap Equity Select	0.75

The Investment Manager has voluntarily agreed to waive its fees and, if necessary, reimburse each Portfolio until May 1, 2026 (or such other date as indicated below) if the aggregate direct expenses of a Portfolio, exclusive of taxes, brokerage, interest on borrowings, dividend and interest expenses on securities sold short, fees and expenses of “Acquired Funds” (as defined in Form N-1A), fees and expenses related to filing foreign tax reclaims and extraordinary expenses, exceed an applicable percentage of the value of the Portfolio’s average daily net assets set forth opposite the Portfolio’s name in the table below. The Fund may invest in other investment companies managed by the Investment Manager. The Fund deducts any fees charged by such investment company from the payment to be made to the Investment Manager under the Management Agreement. The Fund, on behalf of the Portfolio, may deduct from the payment to be made to the Investment Manager under the Management Agreement, or the Investment Manager will bear, such excess expenses.

Portfolio	Service Shares	Investor Shares
Emerging Markets Equity	1.40%	1.15%
Global Dynamic Multi-Asset (a)	1.05	0.90
International Equity	1.10	N/A
US Small Cap Equity Select	1.10	N/A

(a) This agreement will continue in effect until May 1, 2035 for Investor Shares.

Annual Financial Statements   65

During the year ended December 31, 2025, the Investment Manager waived its management fees and reimbursed the following Portfolios for other expenses as follows:

	Service Shares		Investor Shares
Portfolio	Management Fees Waived	Expenses Reimbursed	Management Fees Waived	Expenses Reimbursed
Emerging Markets Equity	$2,427	$—	$1,219	$—
Global Dynamic Multi-Asset	313,344	—	5,617	—
International Equity	91,048	—	N/A	N/A
US Small Cap Equity Select	96,348	—	N/A	N/A

The aforementioned waivers and/or reimbursements are not subject to recoupment by the Investment Manager.

State Street serves as the Fund’s custodian and provides the Fund with certain administrative services.

The Fund has a distribution agreement with Lazard Asset Management Securities LLC (the “Distributor”), a wholly-owned subsidiary of the Investment Manager, to serve as the distributor for shares of each Portfolio. The Distributor bears, among other expenses, the cost of preparing and distributing materials used by the Distributor in connection with its offering Portfolio shares and other advertising and promotional expenses.

Under a distribution and servicing plan adopted pursuant to Rule 12b-1 under the 1940 Act, each Portfolio pays a monthly fee to the Distributor, at an annual rate of 0.25% of the average daily net assets of its Service Shares, for certain distribution activities and providing services to holders of the Portfolio’s Service Shares. The Distributor may make payments to participating insurance companies or to other third parties such as financial institutions, securities dealers and other industry professionals in respect of these services.

SS&C GIDS is the Fund’s transfer agent and dividend disbursing agent.

66   Annual Financial Statements

4. Directors’ Compensation

The Statements of Operations show the fees and expenses paid by each Portfolio to the Independent Directors of the Fund (an “Independent Director” is a Director who is not an “interested person” (as defined in the 1940 Act)). Certain Directors of the Fund are officers of the Investment Manager, and such “interested persons” of the Fund are not compensated by the Portfolios. Directors do not receive benefits from the Fund pursuant to any pension, retirement or similar arrangement.

5. Securities Transactions and Transactions with Affiliates

Purchases and sales of portfolio securities (excluding short-term investments) for the year ended December 31, 2025 were as follows:

Portfolio	Purchases	Sales
Emerging Markets Equity	$ 99,270,632	$102,137,335
Global Dynamic Multi-Asset	145,808,504	356,337,882
International Equity	49,277,842	75,219,802
US Small Cap Equity Select	27,231,295	57,049,256

	U.S. Treasury Securities
Portfolio	Purchases	Sales
Global Dynamic Multi-Asset	$7,008,050	$13,491,791

For the year ended December 31, 2025, the Portfolios did not engage in any cross-trades in accordance with Rule 17a-7 under the 1940 Act, and no brokerage commissions were paid to affiliates of the Investment Manager or other affiliates of the Fund for portfolio transactions executed on behalf of the Fund.

Annual Financial Statements   67

A summary of the Fund’s transactions in Lazard mutual funds for the year ended December 31, 2025 is as follows:

Issuer	Values at December 31, 2024	Purchase cost	Sales proceeds	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Dividend income	Shares at December 31, 2025	Values at December 31, 2025
Emerging Markets Equity
Lazard Government Money Market Portfolio	$—	$42,706,086	$(23,684,612)	$—	$—	$91,686	19,021,474	$19,021,474
Global Dynamic Multi-Asset
Lazard Emerging Markets Opportunities ETF	$—	$953,063	$(30,449)	$(812)	$(12,150)	$—	36,270	$909,652
Lazard Government Money Market Portfolio	$—	$50,899,243	$(50,780,268)	$—	$—	$24,485	118,975	$118,975
International Equity
Lazard Government Money Market Portfolio	$—	$12,125,216	$(9,188,391)	$—	$—	$21,635	2,936,825	$2,936,825
US Small Cap Equity Select
Lazard Government Money Market Portfolio	$—	$1,672,605	$(1,528,333)	$—	$—	$1,841	144,272	$144,272

6. Investment Risks

Not all risks described below apply to all Portfolios, or may not apply to the same degree for one or more Portfolios compared to one or more other Portfolios. In addition, not all risks applicable to an investment in a Portfolio are described below. Please see the current summary prospectus for the relevant Portfolio(s) or a current Portfolio prospectus for further information regarding a Portfolio’s investment strategy and related risks.

(a) Market Risk—A Portfolio may incur losses due to declines in one or more markets in which it invests. These declines may be the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s). To the extent that such developments impact specific industries, market sectors, countries or geographic regions, a Portfolio’s investments in such industries, market sectors, countries and/or geographic regions can be expected to be particularly affected, especially if such investments are a significant portion of its investment portfolio. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income

68   Annual Financial Statements

markets may negatively affect many issuers, which could adversely affect a Portfolio. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers worldwide. As a result, local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issues, social unrest, natural disasters, extreme weather, other geological events, man-made disasters, supply chain disruptions, deflation, inflation, government defaults, government shutdowns, the imposition of sanctions or other similar measures, recessions or other events could have a significant negative impact on global economic and market conditions. For example, a public health or other emergency and aggressive responses taken by many governments or voluntarily imposed by private parties, including closing borders, restricting travel and imposing prolonged quarantines or similar restrictions, as well as the closure of, or operational changes to, many retail and other businesses, may have severe negative impacts on markets worldwide. Additionally, general market conditions may affect the value of a Portfolio’s securities, including changes in interest rates, currency rates or monetary policies. Furthermore, the imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response to such actions), or the threat or potential of one or more such events and developments, could lead to price volatility and overall declines in the U.S. and global investment markets.

(b) Non-U.S. Securities Risk—A Portfolio’s performance will be influenced by political, social and economic factors affecting the non-U.S. countries and companies in which the Portfolio invests. Non-U.S. securities carry special risks, such as less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. Non-U.S. securities may be subject to economic sanctions or other governmental actions or developments, exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) or problems related to share registration, trade settlement or asset custody, which could, among other things, effectively restrict or eliminate the Portfolio’s ability to

Annual Financial Statements   69

purchase or sell certain foreign securities.To the extent the Portfolio holds securities subject to such actions, the securities may become difficult to value and/or less liquid (or illiquid). In some cases, the securities may become worthless. In addition, investments denominated in currencies other than U.S. dollars may experience a decline in value, in U.S. dollar terms, due solely to fluctuations in currency exchange rates.

(c) Emerging Market Risk—Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. The economies of countries with emerging markets may be based predominantly on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme debt burdens or volatile inflation rates. Further, investments in securities of issuers located in certain emerging countries involve the risk of loss resulting from problems in share registration, settlement or custody, substantial economic, political and social disruptions and the threat or imposition of sanctions or exchange controls (including repatriation restrictions). The securities markets of emerging market countries have historically been extremely volatile and less liquid than more developed markets, thus, a Portfolio may be unable to liquidate its positions in such securities at a favorable time or price. These market conditions may continue or worsen. Investments in these countries may be subject to political, economic, legal, market and currency risks. Significant devaluation of emerging market currencies against the U.S. dollar may occur subsequent to acquisition of investments denominated in emerging market currencies. Emerging market countries may also be more susceptible to fraud, corruption, and money laundering, which may result in negative commercial consequences in relation to the value, liquidity and tradability of investments in or related to those regions.

(d) Foreign Currency Risk—Investments denominated in currencies other than U.S. dollars may experience a decline in value, in U.S. dollar terms, due solely to fluctuations in currency exchange rates. A Portfolio’s investments denominated in such currencies (particularly currencies of emerging markets countries), as well as

70   Annual Financial Statements

any investments in currencies themselves, could be adversely affected by delays in, or a refusal to grant, repatriation of funds or conversion of currencies. Irrespective of any foreign currency exposure hedging, a Portfolio may experience a decline in the value of its portfolio securities, in U.S. dollar terms, due solely to fluctuations in currency exchange rates. The Investment Manager does not intend to utilize foreign currency contracts for the purpose of generating investment returns.

(e) Fixed-Income and Debt Securities Risk—The market value of a debt security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The debt securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening.

Prices of bonds and other debt securities tend to move inversely with changes in interest rates. Interest rate risk is usually greater for fixed-income securities with longer maturities or durations. A rise in interest rates (or the expectation of a rise in interest rates) may result in periods of volatility, decreased liquidity and increased redemptions, and, as a result, a Portfolio may have to liquidate portfolio securities at disadvantageous prices.

A Portfolio’s investments in lower-rated, higher-yielding securities (“junk bonds”) are subject to greater credit risk than its higher-rated investments. Credit risk is the risk that the issuer will not make interest or principal payments, or will not make payments on a timely basis. Non-investment grade securities tend to be more volatile, less liquid and are considered speculative. If there is a decline, or perceived decline, in the credit quality of a debt security (or any guarantor of payment on such security), the security’s value could fall, potentially lowering a Portfolio’s share price. The prices of non-investment grade securities, unlike investment grade debt securities, may fluctuate unpredictably and not necessarily inversely with changes in interest rates. The

Annual Financial Statements   71

market for these securities may be less liquid and therefore these securities may be harder to value or sell at an acceptable price, especially during times of market volatility or decline.

Some debt securities may give the issuer the option to call, or redeem, the securities before their maturity, and, during a time of declining interest rates, a Portfolio may have to reinvest the proceeds of called or redeemed securities in an investment offering a lower yield (and the Portfolio may not fully benefit from any increase in the value of its portfolio holdings as a result of declining interest rates).

Structured notes are privately negotiated debt instruments where the principal and/or interest is determined by reference to a specified asset, market or rate, or the differential performance of two assets or markets. Structured notes can have risks of both debt securities and derivative transactions.

Adjustable rate securities provide a Portfolio with a certain degree of protection against rises in interest rates, although adjustable rate securities will participate in any declines in interest rates. Certain adjustable rate securities, such as those with interest rates that fluctuate directly or indirectly based on multiples of a stated index, are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to extreme reductions of yield and possibly loss of principal. Certain fixed-income securities may be issued at a discount from their face value (such as zero coupon securities) or purchased at a price less than their stated face amount or at a price less than their issue price plus the portion of “original issue discount” previously accrued thereon, i.e., purchased at a “market discount.” The amount of original issue discount and/or market discount on certain obligations may be significant, and accretion of market discount together with original issue discount will cause a Portfolio to realize income prior to the receipt of cash payments with respect to these securities.

(f) Derivatives and Hedging Risk—Derivatives and other similar transactions, including those entered into for hedging purposes (i.e., seeking to protect Portfolio investments), may increase

72   Annual Financial Statements

volatility, reduce returns, limit gains or magnify losses, perhaps substantially, particularly since most derivatives have a leverage component that provides investment exposure in excess of the amount invested. Swap agreements; forward currency contracts; over-the-counter options on securities, indexes and currencies; structured notes; and other over-the-counter derivatives transactions are subject to the risks of the creditworthiness of and default by the counterparty and consequently may lose all or a portion of their value due solely to the creditworthiness of or default by the counterparty. Over-the-counter derivatives frequently may be illiquid and difficult to value. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. These derivatives transactions, as well as the exchange-traded futures and options in which a Portfolio may invest, are subject to many of the risks of, and can be highly sensitive to changes in the value of the related reference asset, index or rate. As such, a small investment could have a potentially large impact on a Portfolio’s performance. In fact, many derivatives may be subject to greater risks than those associated with investing directly in the underlying or other reference asset. Derivatives transactions incur costs, either explicitly or implicitly, which reduce returns, and costs of engaging in such transactions may outweigh any gains or any losses averted from hedging activities. Successful use of derivatives, whether for hedging or for other investment purposes, is subject to the Investment Manager’s ability to predict correctly movements in the direction of the relevant reference asset or market and, for hedging activities, correlation of the derivative instruments used with the investments seeking to be hedged. Use of derivatives transactions, even when entered into for hedging purposes, may cause a Portfolio to experience losses greater than if the Portfolio had not engaged in such transactions. When the Portfolio enters into derivatives transactions, it may be required to post margin and make settlement payments while the positions are open, and the Portfolio may have to sell a security at a disadvantageous time or price to meet such obligations. Derivatives transactions are also subject to operational risk (including from documentation issues,

Annual Financial Statements   73

settlement issues, systems failures, inadequate controls, and human error) and legal risk (including risk of insufficient documentation, insufficient capacity or authority of counterparty, or legality or enforceability of a contract).

(g) ETF Risk—Shares of exchange-traded funds (“ETFs”) may trade at prices that vary from their net asset values, sometimes significantly. The shares of ETFs may trade at prices at, below or above their net asset value. In addition, the performance of an ETF pursuing a passive index-based strategy may diverge from the performance of the index. A Portfolio’s investments in ETFs are subject to the risks of the ETF’s investments, as well as to the general risks of investing in ETFs. A Portfolio investing in ETFs will bear not only the Portfolio’s management fees and operating expenses, but also the Portfolio’s proportional share of the management fees and operating expenses of the ETFs in which the Portfolio invests. Although Section 12 of the 1940 Act limits the amount of a Portfolio’s assets that may be invested in one or more ETFs, Rule 12d1-4 under the 1940 Act allows a Portfolio to acquire the securities of another investment company, including ETFs, in excess of the limitations imposed by Section 12, subject to certain limitations and conditions.

(h) Depositary Receipts Risk—ADRs and similar depositary receipts typically will be subject to certain of the risks associated with direct investments in the securities of non-U.S. companies, because their values depend on the performance of the underlying non-U.S. securities. However, currency fluctuations will impact investments in depositary receipts differently than direct investments in non-U.S. dollar-denominated non-U.S. securities, because a depositary receipt will not appreciate in value solely as a result of appreciation in the currency in which the underlying non-U.S. dollar security is denominated.

(i) Sector Risk—When a significant portion of a Portfolios’ assets are invested in a particular market sector, a Portfolio would be expected to be affected by developments in that sector.

74   Annual Financial Statements

(j) Cybersecurity Risk—The Portfolios and their service providers are susceptible to operational and information security and related risks of cybersecurity incidents. Cybersecurity attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data or causing operational disruption. Geopolitical tensions may increase the scale and sophistication of deliberate attacks, particularly those from nation-states or from entities with nation-state backing. Cybersecurity incidents affecting the Investment Manager, transfer agent or custodian or other service providers such as financial intermediaries have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, including by impediments to a Portfolio’s investment trading; the inability of Portfolio shareholders to purchase and redeem Portfolio shares; interference with a Portfolio’s ability to calculate its NAV; violations of applicable privacy, data security or other laws; regulatory fines and penalties; reputational damage; reimbursement or other compensation or remediation costs; legal fees; or additional compliance costs. Similar adverse consequences could result from cybersecurity incidents affecting issuers of securities in which a Portfolio invests; counterparties with which a Portfolio engages in transactions; governmental and other regulatory authorities, exchange and other financial market operators; and banks, brokers, dealers, insurance companies and other financial institutions and other parties. There are inherent limitations in any cybersecurity risk management systems or business continuity plans, including the possibility that certain risks have not been identified.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnification provisions. A Portfolio’s maximum exposure under these arrangements is unknown. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

Annual Financial Statements   75

8. Fair Value Measurements

Fair value is defined as the price that a Portfolio would receive to sell an asset, or would pay to transfer a liability, in an orderly transaction between market participants at the date of measurement. The Fair Value Measurements and Disclosures provisions of GAAP also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurement that is based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer, broadly, to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances. The fair value measurement level within the fair value hierarchy for the assets and liabilities of the Fund is based on the lowest level of any input that is significant to the overall fair value measurement. The three-level hierarchy of inputs is summarized below:

●	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities
●	Level 2 – other significant observable inputs (including unadjusted quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities)

Changes in valuation methodology or inputs may result in transfers into or out of the current assigned level within the hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in these securities.

76   Annual Financial Statements

The following table summarizes the valuation of the Portfolios’ assets and liabilities by each fair value hierarchy level as of December 31, 2025:

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of December 31, 2025
Emerging Markets Equity
Common Stocks*
Brazil	$11,498,456	$33,321,169	$—	$44,819,625
China	—	80,708,015	—	80,708,015
Egypt	1,565	3,739,384	—	3,740,949
France	—	2,775,782	—	2,775,782
Greece	—	10,287,827	—	10,287,827
Hong Kong	—	3,146,564	—	3,146,564
Hungary	—	10,330,877	—	10,330,877
India	5,115,961	23,559,925	—	28,675,886
Indonesia	6,181,122	13,251,759	—	19,432,881
Mexico	25,072,849	—	—	25,072,849
Peru	3,531,822	—	—	3,531,822
Philippines	—	3,777,197	—	3,777,197
Poland	—	4,195,112	—	4,195,112
Russia	—	—	2	2
South Africa	—	31,775,165	—	31,775,165
South Korea	—	46,603,322	—	46,603,322
Taiwan	—	60,671,402	—	60,671,402
Thailand	—	6,120,973	—	6,120,973
Turkey	—	3,592,504	—	3,592,504
United Kingdom	—	3,433,270	—	3,433,270
United States	4,920,431	—	—	4,920,431
Short-Term Investments	19,021,474	—	—	19,021,474
Total	$75,343,680	$341,290,247	$2	$416,633,929

Annual Financial Statements   77

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of December 31, 2025
Global Dynamic Multi-Asset
Assets:
Common Stocks*
Australia	$—	$155,330	$—	$155,330
Belgium	—	1,952	—	1,952
Bermuda	9,454	—	—	9,454
Canada	421,438	—	—	421,438
China	—	55,618	—	55,618
Denmark	—	17,637	—	17,637
France	—	458,474	—	458,474
Germany	—	122,289	—	122,289
Hong Kong	—	123,381	—	123,381
Ireland	—	18,945	—	18,945
Israel	—	20,967	—	20,967
Italy	—	154,853	—	154,853
Japan	1,664	705,863	—	707,527
Mexico	—	2,048	—	2,048
Netherlands	44,995	48,938	—	93,933
Norway	—	1,987	—	1,987
Portugal	—	15,776	—	15,776
Singapore	—	45,176	—	45,176
Spain	—	55,808	—	55,808
Sweden	22,108	—	—	22,108
Switzerland	69,391	—	—	69,391
United Kingdom	26,201	571,058	—	597,259
United States	8,620,343	440,846	—	9,061,189
Corporate Bonds*	—	1,294,192	—	1,294,192
Exchange-Traded Funds	909,652	—	—	909,652
Foreign Government Obligations*	—	2,364,878	—	2,364,878
Preferred Stocks*	—	15,446	—	15,446
Quasi Government Bonds*	—	108,972	—	108,972
Supranational Bonds	—	561,262	—	561,262
U.S. Municipal Bonds	—	100,835	—	100,835
U.S. Treasury Securities	—	407,704	—	407,704
Warrants*	—	—	—	—
Short-Term Investments	118,975	—	—	118,975
Other Financial Instruments†
Forward Currency Contracts	—	127,138	—	127,138
Total	$10,244,221	$7,997,373	$—	$18,241,594
Liabilities:
Other Financial Instruments†
Forward Currency Contracts	$—	$(143,882)	$—	$(143,882)

78   Annual Financial Statements

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of December 31, 2025
International Equity
Common Stocks*
Australia	$—	$1,442,352	$—	$1,442,352
Belgium	—	1,523,532	—	1,523,532
Canada	2,475,012	—	—	2,475,012
China	—	2,952,511	—	2,952,511
Denmark	—	1,069,766	—	1,069,766
France	—	13,679,311	—	13,679,311
Germany	—	8,495,322	—	8,495,322
Greece	—	2,280,097	—	2,280,097
Hong Kong	—	3,376,118	—	3,376,118
Israel	—	2,034,669	—	2,034,669
Italy	—	3,093,627	—	3,093,627
Japan	—	15,373,771	—	15,373,771
Mexico	920,966	—	—	920,966
Netherlands	151,579	5,235,891	—	5,387,470
South Africa	—	1,106,019	—	1,106,019
South Korea	—	2,226,460	—	2,226,460
Spain	—	4,713,830	—	4,713,830
Sweden	—	2,547,670	—	2,547,670
Switzerland	—	2,620,180	—	2,620,180
Taiwan	1,127,736	—	—	1,127,736
United Kingdom	—	17,367,345	—	17,367,345
United States	5,831,656	965,040	—	6,796,696
Preferred Stocks*	—	1,154,564	—	1,154,564
Short-Term Investments	2,936,825	—	—	2,936,825
Total	$13,443,774	$93,258,075	$—	$106,701,849
US Small Cap Equity Select
Common Stocks*	$9,204,116	$—	$—	$9,204,116
Short-Term Investments	144,272	—	—	144,272
Total	$9,348,388	$—	$—	$9,348,388

*	Portfolio holdings are disclosed on an individual basis in the Portfolios of Investments.
†	Other financial instruments are derivative instruments which are valued at their respective unrealized appreciation (depreciation).

Annual Financial Statements   79

Certain equity securities to which footnote (‡) in the Notes to Portfolios of Investments applies are included in Level 2 and were valued based on reference to similar securities that were trading on active markets.

An investment may be classified as a Level 3 investment if events (e.g., company announcements, market volatility, or natural disasters) occur that are expected to materially affect the value of this investment or if a price is not available through a pricing source in the Funds’ pricing matrix. In this case, the investment will be valued by the Valuation Sub-Committee of the Funds’ Valuation and Liquidity Committee, reflecting its fair market value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Sub-Committee include, but are not limited to, valuation techniques such as using theoretical ex-rights price models, applying a change in price from a market proxy to a halted security, or determining the intrinsic value of securities.

When determining the price for Fair Valued Investments, the Valuation Sub-Committee seeks to determine the price that each affected Portfolio might reasonably expect to receive or pay from the current sale or purchase of the Fair Valued Investment in an arm’s-length transaction. Any fair value determinations shall be based upon all available information and factors that the Valuation Sub-Committee deems relevant and consistent with the principles of fair value measurements.

9. Derivative Instruments

Global Dynamic Multi-Asset may use derivative instruments, including forward currency contracts.

Forward currency contracts may be used for hedging purposes or to seek to increase returns.

80   Annual Financial Statements

During the year ended December 31, 2025, Global Dynamic Multi-Asset’s approximate average monthly notional exposure for derivative instruments was as follows:

Forward currency contracts:
Average amounts purchased	$21,200,000
Average amounts sold	$21,500,000

The following table summarizes the fair value of derivative instruments on the Statements of Assets and Liabilities as of December 31, 2025:

Assets—Derivative Financial Instruments		Total
Forward currency contracts	Unrealized appreciation on forward currency contracts	$127,138

Liabilities—Derivative Financial Instruments		Total
Forward currency contracts	Unrealized depreciation on forward currency contracts	$143,882

The effect of derivative instruments on the Statements of Operations for the year ended December 31, 2025 was:

Net Realized Gain (Loss) from:	Total
Forward currency contracts	$(346,782)

Net Change in Unrealized Appreciation (Depreciation) on:	Total
Forward currency contracts	$104,229

None of the other Portfolios traded in derivative instruments during the year ended December 31, 2025.

As of December 31, 2025, Global Dynamic Multi-Asset held derivative instruments that are eligible for offset in its Statement of Assets and Liabilities and are subject to master netting arrangements. A master netting arrangement is an agreement between two counterparties who have multiple contracts with each other that provides for the net settlement of all contracts, as well as any cash collateral, through a single payment in the event of default on, or termination of, any one contract.

Annual Financial Statements   81

The required information for the affected Portfolio is presented in the below table, as of December 31, 2025:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward currency contracts	$127,138	$—	$127,138

		Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amounts of Derivative Assets
Citibank N.A.	$ 51,785	$(51,785)	$—	$—
HSBC Bank USA N.A.	40,677	(40,677)	—	—
JPMorgan Chase Bank N.A.	33,628	(29,767)	—	3,861
Morgan Stanley & Co.	1,048	(1,048)	—	—
Total	$127,138	$(123,277)	$—	$3,861

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward currency contracts	$143,882	$—	$143,882

		Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged	Net Amounts of Derivative Liabilities
Citibank N.A.	$ 64,528	$(51,785)	$—	$12,743
HSBC Bank USA N.A.	44,272	(40,677)	—	3,595
JPMorgan Chase Bank N.A.	29,767	(29,767)	—	—
Morgan Stanley & Co.	5,315	(1,048)	—	4,267
Total	$143,882	$(123,277)	$—	$20,605

82   Annual Financial Statements

10. Segment Reporting

The Fund adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which enhances segment information disclosure in the notes to the financial statements. An operating segment, as defined in ASU 2023-07, is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses. The Chief Operating Officer of the Investment Manager acts as the chief operating decision maker (“CODM”) for the Fund, which includes multiple portfolios with distinct investment objectives and investment strategies outlined in the Fund’s prospectus. Each Portfolio operates as a single operating segment, the operating results are regularly reviewed by the CODM for resource allocation and performance assessment. The financial information provided to and reviewed by the CODM is presented within each segment’s financial statements.

11. New Accounting Pronouncements

During the year ended December 31, 2025, the Portfolios adopted FASB ASU 2023-09 Income Taxes (Topic 740)—Improvements to Income Tax Disclosures (“ASU 2023-09”), which was intended to enhance transparency and consistency in income tax disclosures. The update requires more detailed disaggregation of tax rate reconciliation by jurisdiction. The adoption of ASU 2023-09 did not result in any changes to the Portfolios’ financial statements or disclosures.

12. Subsequent Events

Management has evaluated subsequent events potentially affecting the Portfolios through the issuance of the financial statements and has determined that there were no subsequent events that required adjustment or disclosure.

Annual Financial Statements   83

Lazard Retirement Series, Inc.

Report of Independent Registered Public Accounting Firm

To the Shareholders of Lazard Retirement Emerging Markets Equity Portfolio, Lazard Retirement Global Dynamic Multi-Asset Portfolio, Lazard Retirement International Equity Portfolio, and Lazard Retirement US Small Cap Equity Select Portfolio and Board of Directors of Lazard Retirement Series, Inc.:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Lazard Retirement Series, Inc. comprising Lazard Retirement Emerging Markets Equity Portfolio, Lazard Retirement Global Dynamic Multi-Asset Portfolio, Lazard Retirement International Equity Portfolio, and Lazard Retirement US Small Cap Equity Select Portfolio (collectively the “Portfolios”), including the portfolios of investments, as of December 31, 2025, the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Portfolios constituting Lazard Retirement Series, Inc. as of December 31, 2025, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

84   Annual Financial Statements

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolios are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolios’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

New York, New York
February 12, 2026

We have served as the auditor of one or more of the investment companies in the Lazard Fund Complex since 2004.

Annual Financial Statements   85

Lazard Retirement Series, Inc. Tax and Other Information (unaudited)

Tax Information
Year Ended December 31, 2025

The following tax information represents year end disclosures of the tax benefits passed through to shareholders for 2025.

Of the dividends paid by the Portfolios, the corresponding percentage shown below is qualified dividend income.

Portfolio	Percentage
Emerging Markets Equity	89.94%
Global Dynamic Multi-Asset	—
International Equity	92.80
US Small Cap Equity Select	—

Of the dividends paid by the Portfolios, no dividends qualify for the dividends received deduction available to corporate shareholders.

Pursuant to Section 871 of the Code, the Portfolios have no designated qualified short-term gains for purposes of exempting withholding of tax on such distributions to U.S. nonresident shareholders.

The Portfolios intend to pass through to shareholders foreign source income and foreign taxes paid, or up to the maximum amount allowable, as a foreign tax credit.

Portfolio	Foreign Source Income	Foreign Tax Paid/Credit
Emerging Markets Equity	$16,001,083	$1,686,123
Global Dynamic Multi-Asset	—	—
International Equity	3,277,797	315,979
US Small Cap Equity Select	—	—

Of the dividends paid by the Portfolios, the corresponding amount represents the long-term capital gains paid to shareholders.

Portfolio	Long-Term Capital Gains
Emerging Markets Equity	$—
Global Dynamic Multi-Asset	4,892,353
International Equity	3,672,204
US Small Cap Equity Select	2,600,900

86   Annual Financial Statements

Proxy Voting

A description of the policies and procedures used to determine how proxies relating to Fund portfolio securities are voted is available (1) without charge, upon request, by calling (800) 823-6300 or (2) on the Securities and Exchange Commission (the “SEC”) website at https://www.sec.gov.

The Fund’s proxy voting record for the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 823-6300 or (2) on the SEC’s website at https://www.sec.gov. Information as of June 30 each year will generally be available by the following August 31.

Schedule of Portfolio Holdings

The Fund files the complete schedule of each Portfolio’s holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at https://www.sec.gov.

Annual Financial Statements   87

Lazard Retirement Series, Inc. Additional Information (unaudited)

Changes in and Disagreements with Accountants (N-CSR Item 8)

This information is not applicable for the reporting period.

Proxy Disclosures (N-CSR Item 9)

This information is not applicable for the reporting period.

Remuneration Paid to Directors, Officers, and Others (N-CSR Item 10)

This information can be found in N-CSR Item 7, Note 4.

Statement Regarding Basis for Approval of Investment Advisory Contract (N-CSR Item 11)

This information is not applicable for the reporting period.

88   Annual Financial Statements

Lazard Retirement Series, Inc.

30 Rockefeller Plaza

New York, New York 10112-6300
Telephone: 800-823-6300
www.lazardassetmanagement.com

Investment Manager

Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112-6300
Telephone: 800-823-6300

Distributor

Lazard Asset Management Securities LLC
30 Rockefeller Plaza
New York, New York 10112-6300

Custodian

State Street Bank and Trust Company
One Iron Street
Boston, Massachusetts 02210-1641

Transfer Agent and Dividend Disbursing Agent

SS&C Global Investor and Distribution Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169-0953
Telephone: 617-483-7000

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
30 Rockefeller Plaza
New York, New York 10112-0015

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036-6797

Lazard Asset Management LLC ● 30 Rockefeller Plaza ● New York, NY 10112 ● www.lazardassetmanagement.com

Performance information as of the most recent month end is available online at www.lazardassetmanagement.com.
LZDPS010

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant’s remuneration paid to directors, officers and others is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board during the period covered by this report.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) See Item 2.

(a)(2) Not applicable.

(a)(3) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certifications of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lazard Retirement Series, Inc.

By /s/ Nathan A. Paul

Nathan A. Paul

Chief Executive Officer

Date: February 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Nathan A. Paul

Nathan A. Paul

Chief Executive Officer

Date: February 23, 2026

By /s/ Christina Kennedy

Christina Kennedy

Chief Financial Officer

Date: February 23, 2026